    As filed with the Securities and Exchange Commission on April 16, 1997

                                                      Registration No. 33-38335
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                      ----------------------------------

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]

                      Post-Effective Amendment No. 7  [X]

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                             Amendment No. 8  [X]

                       (Check appropriate box or boxes)

                      ----------------------------------

                   LINCOLN NATIONAL INTERNATIONAL FUND, INC.
              (Exact name of registrant as specified in charter)

                           1300 South Clinton Street
                          Fort Wayne, Indiana  46802
             (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code (219)455-2000

                             Jack D. Hunter, Esq.
                             200 East Berry Street
                           Fort Wayne, Indiana 46802
                    (Name and Address of Agent for Service)

                      ----------------------------------

                        Copies of all communications to
                        Freedman, Levy, Kroll & Simonds
                        1050 Connecticut Avenue, N.W.,
                                   Suite 825
                            Washington, D.C. 20036
                       Attention:  Gary O. Cohen, Esq.
                                   Bruce Rosenblum, Esq.

                         Fiscal year-end: December 31

                      ----------------------------------


     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. Pursuant to Rule 24f-2(b)(1), the Registrant filed a Rule 24f-2 Notice for the last fiscal year (1996) on February 27, 1997.

                      ----------------------------------


     It is proposed that this filing will become effective:
          ___ immediately upon filing pursuant to paragraph (b)

           X  on 5/1/97 pursuant to paragraph (b)
          ---
          ___ 60 days after filing pursuant to paragraph (a)(1)
          ___ on __________ pursuant to paragraph (a)(1)
          ___ 75 days after filing pursuant to paragraph (a)(2)
          ___ on __________ pursuant to paragraph (a)(2) of Rule 485.


--------------------------------------------------------------------------------

                   LINCOLN NATIONAL INTERNATIONAL FUND, INC.

                                  CONTENTS OF
         POST-EFFECTIVE AMENDMENT NO. 7 TO THE REGISTRATION STATEMENT
                              AND AMENDMENT NO. 8

                                 on Form N-1A

This Registration Statement consists of the following papers and documents:

     Facing Sheet

     Contents Sheet

     Cross-reference Sheet

     Part A-

           Prospectus

     Part B-

           Statement of Additional Information

     Part C-

           Items 24 through 32.

           Signatures.

           Exhibit Index.

     Exhibits

                   LINCOLN NATIONAL INTERNATIONAL FUND, INC.
                             CROSS REFERENCE SHEET

                         [as required by Rule 481(a)]

Item Number - Part A                   Location in Prospectus
--------------------                   ----------------------
 1.  Cover Page                        Preface

 2.  Synopsis                          Not Applicable

 3.  Condensed Financial
     Information                       Preface

 4.  General Description of            Description of the Fund; Investment
     Registrant                        Policies and Techniques; Investment
                                         Restrictions; Strategic Portfolio
                                         Transactions (Prospectus and
                                         Appendix)

 5.  Management of the Fund            Description of the Fund; Investment
                                         Policies and Techniques; Management
                                         of the funds (Appendix)

 5A. Management's Discussion           Management Discussion of Fund
     of Fund Performance               Performance (Appendix)


 6.  Capital Stock and Other           Description of Shares; Sales and
     Securities                        Redemption of Shares; General
                                         Securities Information; Distribution
                                         and Federal Income Tax Considerations
                                         (All in Appendix)

 7.  Purchase of Securities            Net Asset Value; Purchase of
     Being Offered                     Securities Being Offered; Sale and
                                         Redemption of Shares (All in Appendix)

 8.  Redemption or Repurchase          Sale and Redemption of Shares
                                         (Appendix)

 9.  Legal Proceedings                 Not Applicable

                                       Location in Statement of
Item Number - Part B                   Additional Information
--------------------                   ------------------------
10.  Cover Page                        Cover Page

11.  Table of Contents                 Table of Contents

12.  General Information               General Information and History
     and History

13.  Investment Objectives             Investment Restrictions; Investment
     and Policies                      Policies and Techniques (continued)
                                         (Appendix); Strategic Portfolio
                                         Transactions (Appendix)

14.  Management of the                 Directors and Officers (Appendix)
     Fund

15.  Control Persons and               See "Management of the Funds" and
     Principal                         "Description of Shares" in the
                                         Prospectus Appendix

16.  Investment Advisory               Investment Advisor and Sub-Advisor;
     and Other Services                Custodian; Independent Auditors (All in
                                         Appendix)

17.  Brokerage Allocation              Portfolio Transactions and Brokerage

18.  Capital Stock and                 Not Applicable
     Other Securities

19.  Purchase, Redemption              Purchase of Securities Being Offered;
     and Pricing of                    Sale and Redemption of Shares; and
     Securities Being Offered          Net Asset Value; all in the Prospectus
                                         Appendix

20.  Tax Status                        Taxes

21.  Underwriters                      Not Applicable

22.  Calculation of                    Not Applicable (See the SAI for the
     Performance Data                  Variable Annuity Account on Form
                                         N-4.)

23.  Financial Statements              Financial Statements

PREFACE TO THE MULTI FUND(R) PROSPECTUSES

PAGES 21 AND 22 ARE PART OF THE PROSPECTUS FOR EACH OF THE FOLLOWING FUNDS:
Lincoln National Aggressive Growth Fund, Inc. (AG)

Lincoln National Bond Fund, Inc. (B)

Lincoln National Capital Appreciation Fund, Inc. (CA)

Lincoln National Equity-Income Fund, Inc. (E-I)

Lincoln National Global Asset Allocation Fund, Inc. (GAA)

Lincoln National Growth and Income Fund, Inc. (GI)

Lincoln National International Fund, Inc. (I)

Lincoln National Managed Fund, Inc. (M)

Lincoln National Money Market Fund, Inc. (MM)

Lincoln National Social Awareness Fund, Inc. (SA)

Lincoln National Special Opportunities Fund, Inc. (SO)


                               Preface/Directory

Shares of all the funds are sold to Lincoln National Life Insurance Co. (Lincoln Life) for allocation to its Variable Annuity Account C (the variable annuity account [VAA]) to fund variable annuity contracts and for allocation to its Variable Life Account K to fund variable life insurance contracts.

To fund its variable life contracts, Variable Life Account D buys shares of the Bond, Growth and Income, Managed, Money Market and Special Opportunities Funds. To fund its variable life contracts, Variable Life Account G buys shares of the Growth and Income and Special Opportunities Funds.

Each of these Variable Life and Annuity Accounts may be referred to as a variable account. For each fund listed above, see Description of the fund in its Prospectus for a statement of that fund's investment objective. Each of these funds is referred to individually as a fund; collectively, as the funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THESE PROSPECTUSES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These Prospectuses set forth concisely the information about each fund that you ought to know before investing. Please read and keep this Prospectus booklet for future reference.

A separate Statement of Additional Information (SAI) for each fund has been filed with the SEC. By this reference, each SAI, dated May 1, 1997, is incorporated into the Prospectus of the fund with which it is registered. A free copy will be provided upon request. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

The Financial Highlights table of each fund contains per-share data calculated on the basis of a share outstanding throughout the period, together with financial ratios and other supplemental data. The Financial Highlights table is incorporated by reference to the fund's 1996 Annual Report. A copy of the Annual Report will be provided on request and without charge. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

NO DEALER, SALESPERSON, OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THESE PROSPECTUSES, IN CONNECTION WITH THE OFFERS CONTAINED IN THEM. IF ANY ARE GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND(S) IN QUESTION. THESE PROSPECTUSES DO NOT CONSTITUTE OFFERS BY THE FUNDS TO SELL, OR SOLICITATIONS OF ANY OFFERS TO BUY, ANY OF THE SECURITIES OFFERED BY THEM IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE THOSE OFFERS.

Prospectuses dated May 1, 1997

DIRECTORY FOR THE FUND PROSPECTUSES

                               Preface/Directory

Subject                             Page
----------------------------------------
PREFACE                              21
DESCRIPTION OF THE FUND
Aggressive Growth Fund               23
Bond Fund                            29
Capital Appreciation Fund            33
Equity-Income Fund                   37
Global Asset Allocation Fund         41
Growth and Income Fund               47
International Fund                   49
Managed Fund                         53
Money Market Fund                    57
Social Awareness Fund                59
Special Opportunities Fund           61
----------------------------------------

INVESTMENT POLICIES AND TECHNIQUES
Aggressive Growth Fund               23
Bond Fund                            29
Capital Appreciation Fund            33
Equity-Income Fund                   37
Global Asset Allocation Fund         41
Growth and Income Fund               47
International Fund                   49
Managed Fund                         53
Money Market Fund                    57
Social Awareness Fund                59
Special Opportunities Fund           61
----------------------------------------

INVESTMENT RESTRICTIONS
Aggressive Growth Fund               26
Bond Fund                            30
Capital Appreciation Fund            35
Equity-Income Fund                   39
Global Asset Allocation Fund         44
Growth and Income Fund               47
International Fund                   51
Managed Fund                         54
Money Market Fund                    58
Social Awareness Fund                60
Special Opportunities Fund           62

Subject                                                  Page
-------------------------------------------------------------
STRATEGIC PORTFOLIO TRANSACTIONS
Aggressive Growth Fund                                    26
Bond Fund                                                 31
Capital Appreciation Fund                                 36
Equity-Income Fund                                        39
Global Asset Allocation Fund                              45
Growth and Income Fund                                    48
International Fund                                        51
Managed Fund                                              55
Money Market Fund                                         58
Social Awareness Fund                                     60
Special Opportunities Fund                                63
-------------------------------------------------------------

APPENDIX - CONTAINS IMPORTANT INFORMATION FOR ALL FUNDS
Net asset value                                           65
Management of the funds                                   65
Purchase of securities being offered                      67
Sale and redemption of shares                             68
Distributions and federal income tax considerations       68
Management discussion of fund performance                 68
Description of shares                                     68
Strategic portfolio transactions-Additional information   69
Foreign investments                                       71
General information                                       72
Statement of Additional Information
Table of contents - 11 underlying funds                   73

LINCOLN NATIONAL INTERNATIONAL FUND, INC.
                                 International
DESCRIPTION OF THE FUND

The International Fund (fund) is an open-end diversified management investment company whose investment objective is long-term capital appreciation. The objective is pursued through a strategic policy of investing primarily in a portfolio of equity and equity-linked securities issued outside the United States. The fund is primarily designed to provide an investment program for investors seeking to take advantage of significant opportunities in foreign capital markets. This objective and strategic policy are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. See General information in the Appendix. There is no assurance that the objective of the fund will be achieved.

The fund was originally incorporated in Maryland in 1986, and was intended for use with a different objective. It remained inactive until 1990, at which time it changed to the current objective and its name was changed accordingly. Portfolio trading began in 1991. See General information and history in the SAI.

PORTFOLIO MANAGER

The investment program for the fund is managed on a team basis. The program is defined by the Investment Policy Committee consisting of the eight senior portfolio managers, who are Principals of Clay Finlay Inc. (sub-advisor) and is implemented by the New York based investment team. Decisions regarding individual securities are made by consensus. This investment team has managed the fund since the fund's inception in May 1991. Clay Finlay is a wholly owned subsidiary of United Asset Management Corporation, a financial services holding company headquartered in Boston, Massachusetts.

INVESTMENT POLICIES AND TECHNIQUES

In recent years activity in securities markets outside the United States has increased dramatically, providing a whole new panorama of investment opportunities. This phenomenon, identified as the internationalization of the securities markets, has been the catalyst to the establishment of the fund.

The fund will pursue the following general investment policies. These general policies are not fundamental, and thus may be changed by the fund's Board of Directors without your approval. However, you will be notified of any material changes, additions or deletions.

ASSET MIX AND ALLOCATION

The fund may invest anywhere outside the United States. There is no requirement that the fund allocate any specific percentage of its assets to issuers located in any one country. Under normal circumstances the fund anticipates that at least 65% of its overall assets will be invested in equity and equity-linked securities, and those securities will be allocated in at least five different countries. See, however Foreign investments-diversification in the SAI Appendix.

The fund at times may invest in equity securities of issuers domiciled in developing countries. Although there is no universally accepted definition of a developing country, it is generally considered to be one which is in the initial stages of its industrialization cycle and which has a low per capita gross national product. Investment in these countries may take the form of direct purchase of securities of the issuers themselves (including governmental entities), or of participation in so-called country funds. Country funds are investment vehicles established by the country for the purpose of receiving investment funds from abroad, while at the same time maintaining some level of government control over the use of those funds. The fund does not anticipate having more than 10% of its total assets invested in developing countries at any one time.

When warranted by prevailing political, economic, market or currency conditions, up to 35% of the fund's overall assets may be invested either in non-U.S. debt securities or in non-U.S. money market instruments, or in a combination of both (including securities of a national, regional or local character issued by governments other than the United States). If in debt securities, no more than 5% of the fund's overall assets may be rated as other than high-grade. The term other than high-grade, for purposes of this Prospectus, means those bonds receiving a Standard and Poor's Corp. rating of BBB or lower, or a Moody's Investors Service rating of Baa or lower, or their equivalents from other rating services in the United States or abroad. Bonds rated lower than BBB or Baa are commonly known as junk bonds. Generally speaking, these instruments bear a greater element of risk than those rated in the top three categories. That risk can involve increased market price volatility stemming from the sensitivity of interest rates, concerns over creditworthiness, and availability

                                 International

of quotations on the secondary market, in addition to the special risk factors associated with foreign securities. See Foreign investments in the Prospectus Appendix and Risk factors and special considerations in the fund's SAI.

Allocation of the fund's assets among issuers located in foreign countries is a dynamic process based upon a continuing analysis of such factors as the economic and political conditions in different areas of the world. Other factors include the growth potential of the different non-U.S. securities markets; currency and exchange considerations; and the availability of attractively priced securities within the respective foreign markets. The fund's directors, as advised by the advisor and sub-advisor, will bear the responsibility for the fund's investment program. See Management of the fund in the Appendix.

The fund may, for temporary defensive purposes, invest without limit in high quality debt securities issued by entities organized in the United States or any foreign country, denominated in U.S. dollars or in the currency of any foreign country. These investments may include short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the government of a foreign country, or by their respective agencies or instrumentalities. Other investments may include certificates of deposit and bankers acceptances of U.S. and foreign banks; commercial paper rated at least Prime-1 by Moody's Investors Service or A or better by Standard & Poor's Corp. or, if unrated, of comparable quality as determined by Lincoln Investment; and repurchase agreements with banks and broker-dealers with respect to such securities. In all markets, selection of securities is designed to achieve steady growth in the portfolio, through a value-oriented approach in which emphasis is placed on identifying well-managed companies representing exceptional values in terms of such factors as assets, earnings and growth potential. No assurance is given that the fund will achieve its objective, and upon redemption, shares may be worth more or less than their value at the time of investment.

To facilitate overseas securities transactions, the fund may hold a portion of its assets in foreign-currency-denominated cash or cash equivalents and foreign government securities. The amount held in cash may range between 2% and 15%, although the fund anticipates that under normal circumstances approximately 3% to 4% would be held in cash. The amount held in cash equivalents, combined with all other non-U.S. debt securities and money market instruments, would not exceed the 35% limitation previously discussed. For purposes of your redemptions and other required transactions of the variable account, a portion of the fund's assets will be held in U.S. dollar-denominated cash or cash equivalents. See the Prospectus for the variable account, at the front of this booklet, for an explanation of transactions required at the variable account level.

DEFINITIONS OF EQUITY AND EQUITY-LINKED SECURITIES
In making purchases for its portfolio, the fund may consider equity and equity-linked securities to include common stock, convertible and non-convertible preferred stock, whether voting or non-voting, convertible bonds, bonds with warrants, unattached warrants, rights to equity and equity-linked securities and Depositary Receipts given for those securities. The term equity-linked securities refers both to debt securities convertible into equity and to securities such as warrants, options and futures, the prices of which reflect the value of the equity securities receivable upon exercise or settlement.

Depositary Receipts consist of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs), and involve investing indirectly in the underlying security. Generally ADRs, which are in registered form, are U.S. dollar-denominated securities designed for use in the U.S. securities markets and which may be converted into underlying security. EDRs, which are in bearer form, are designed for use in the European securities markets.

FOREIGN INVESTMENTS
Foreign investments can involve risks not present in domestic investments. They can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Securities of some foreign companies are less liquid or subject to more price volatility than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities can involve other risks different from those affecting investments in securities of U.S. companies, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments.

With respect to foreign debt obligations, it may be more difficult for the fund to obtain or to enforce a judgment against the issuers of such securities in the event of a default. To hedge against possible variations in foreign exchange rates pending the settlement of transactions in foreign securities, the fund may deal in foreign currency forward contracts. Foreign securities,

                                  International
like other assets of the fund, will be held by the fund's custodian or by a sub-custodian.

See Foreign investments in the Prospectus Appendix and Risk factors and special considerations in the fund's SAI, for an expanded discussion of these and other risk factors.

WARRANTS
The fund may invest in warrants of issues consistent with its objective. Warrants are a type of security, usually issued together with another security of an issuer, that entitles the holder to buy a fixed amount of common or preferred stock of such issuer at a specified price for a fixed period of time (which may be in perpetuity). Warrants are commonly issued attached to other securities of the issuer as a method of making such securities more attractive and are usually detachable and thus may be bought or sold separately from the issued security. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges.

PORTFOLIO TURNOVER

The fund's portfolio turnover rate, which is not a matter of fundamental policy, is expected to average approximately 50%. (For example, a rate of portfolio turnover of 100% would occur if all of the fund's portfolio were replaced in a period of one year.) Turnover will not be a limiting factor when prudent strategy dictates more frequent trading. The actual turnover rate will vary, depending upon the volatility of worldwide equity markets, changing economic conditions and the resultant changes in geographic allocation and individual security selection. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the fund. See Portfolio transactions and brokerage in the SAI. During 1996 the fund's portfolio turnover was 68.67% and in 1995 it was 63.15%.

INVESTMENT RESTRICTIONS

The Investment restrictions have been adopted by the fund as fundamental. See General information in the Appendix. For purposes of the following restrictions: (1) all percentage limitations apply immediately after the making of an investment; and (2) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

The fund may not:

1. Borrow money, except for temporary or emergency purposes and not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amounts borrowed);

2.  Acquire more than 10% of the voting securities of any one issuer;

3. Invest in the securities of a single issuer, unless the following conditions are met: At least 75% of the value of the fund's total assets must be represented by: (a) U.S. Government obligations, cash and cash items, (b) securities of other investment companies, and (c) securities of issuers as to each of which, at the time the investment was made, the fund's investment in the issuer did not exceed 5% of the fund's total assets. The fund does not anticipate that any more than 15% of the fund's total assets would be invested in the securities of a single issuer at any time, other than those of the U.S. Government, its agencies and instrumentalities;

4. Invest more than 10% of its total assets in securities (including repurchase agreements maturing in more than 7 days) which are subject to legal or contractual conditions upon resale, are not listed on a securities exchange, or are otherwise not readily marketable; and/or

5. Invest more than 25% of its assets in any one industry. For purposes of this restriction, gas, electric, water and telephone utilities are treated as separate industries; also, the term industry does not include the U.S. Government, or its agencies or instrumentalities. However, a foreign government (including its agencies, instrumentalities, or a country fund) is deemed to be one industry.

A complete listing of the fund's investment restrictions can be found in the SAI.

STRATEGIC PORTFOLIO TRANSACTIONS

The portfolio manager for the fund has considerable discretion in the selection of appropriate fund investments. In the exercise of that discretion, the portfolio manager may, at any given time, invest a portion of the fund's assets in one or more strategic portfolio transactions which we define as derivative transactions and cash enhancement transactions.

For your convenience, in the Appendix, we have included a basic discussion of these special financial arrangement transactions and some of the risks associated with them. Note also that the SAI booklet for the 11 funds contains definitions of the more

                                 International
commonly used derivative transactions, technical explanations of how these transactions will be used and the limits on their use. You should consult your financial counselor if you have specific questions.

THE INTERNATIONAL FUND IS AUTHORIZED:

a) for derivative transactions, to: engage in forward commitments and foreign currency forward contracts.

b) for cash enhancement transactions, to: lend portfolio securities (up to 25% of assets); engage in repurchase transactions (up to 5% of assets). Collateral will be continually maintained at no less than 102% of the value of the loaned securities or of the repurchase price, as applicable.

                                    Appendix
APPENDIX - CONTAINS IMPORTANT INFORMATION FOR ALL FUNDS

This Appendix constitutes part of the Prospectuses of Lincoln National Aggressive Growth Fund, Inc. (Aggressive Growth Fund), Lincoln National Bond Fund, Inc. (Bond Fund), Lincoln National Capital Appreciation Fund, Inc. (Capital Appreciation Fund), Lincoln National Equity-Income Fund, Inc. (Equity-Income Fund), Lincoln National Global Asset Allocation Fund, Inc. (Global Asset Allocation Fund), Lincoln National Growth and Income Fund, Inc. (Growth and Income Fund), Lincoln National International Fund, Inc. (International Fund), Lincoln National Managed Fund, Inc. (Managed Fund), Lincoln National Money Market Fund, Inc. (Money Market Fund), Lincoln National Social Awareness Fund, Inc. (Social Awareness Fund), and Lincoln National Special Opportunities Fund, Inc. (Special Opportunities Fund). Unless otherwise indicated, the following information applies to each fund.

NET ASSET VALUE

Each fund's net asset value per share is determined as of close of business (currently 4:00 p.m., New York Time) on the New York Stock Exchange (NYSE) on each day it is open for trading. The net asset value per share for all funds except the Money Market Fund is determined by adding the values of all securities and other assets, subtracting liabilities (including dividends payable) and dividing by the number of shares outstanding. Debt securities and other assets of the fund, other than equity securities, for which market quotations are readily available, are valued at their bid quotations.

When market quotations are not readily available, debt securities and other assets are valued at their fair value as determined in good faith. This valuation is made by or under the authority of each fund's Board of Directors and it may include the use of valuations furnished by outside sources, including pricing services which utilize electronic data processing techniques for valuing normal institutional-size trading units of debt securities. The value of equity securities is based on the last sale prices of those securities on national securities exchanges or over-the-counter, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter. In the absence of readily available closing bid and asked prices, equity securities will be valued at fair value. See the SAI Appendix for a discussion of the methodology utilized to value short-term investments (other than for the Money Market Fund), options, futures and options thereon, and foreign securities.

MONEY MARKET FUND. The net asset value per share of the Money Market Fund is determined by the amortized cost method of valuation, under Rule 2a-7, as amended (the Rule) under the Investment Company Act of 1940 (1940 Act). Under the Rule, the fund's net asset value using the amortized cost method must fairly reflect market value. The Board of Directors of the fund has established procedures to assist fund management and the investment advisor in complying with the requirements of the Rule, which imposes specific standards for the maturity, quality and diversification of portfolio securities. The Rule also assigns certain specific duties to fund management and the Board.

MANAGEMENT OF THE FUNDS

The business and affairs of each fund are managed under the direction of its Board of Directors. The Board has the power to amend the bylaws of each fund, to declare and pay dividends and to exercise all the powers of the fund except those granted to the shareholder. Lincoln Life is the sole shareholder of each fund.

INVESTMENT ADVISOR. Lincoln Investment is the investment advisor to the funds and is headquartered at 200 East Berry Street, Fort Wayne, Indiana 46802. Lincoln Investment (the advisor) is registered with the Securities and Exchange Commission (the Commission or SEC) as an investment advisor and has acted as an investment advisor to mutual funds for over 40 years. The advisor also acts as investment advisor to Lincoln National Convertible Securities Fund, Inc., and Lincoln National Income Fund, Inc., closed-end investment companies, and also acts as sub-adviser to two of the series of Delaware Group Adviser Funds, Inc., an open-end series investment company.

The advisor is a wholly-owned subsidiary of Lincoln National Corp. (LNC), a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides life insurance and annuities, property-casualty insurance, reinsurance and financial services. Directors, officers and employees of the advisor and each fund are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Code of Ethics adopted by the advisor and each fund. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

Under advisory agreements described in the Prospectus for the variable account, the advisor provides portfolio management and investment advice to the funds and administers their other affairs, subject to the supervision of each fund's Board of Directors.

                                    Appendix

                               annual rate based on the
As compensation for its        average daily net asset
services to each fund, the     value of each fund, as
advisor is paid a monthly      shown in the following
investment advisory fee at     chart:
an

                         First        Next         In excess of
Fund                     $200 million $200 million $400 million
                          ...Of average daily net asset value
---------------------------------------------------------------
Aggressive Growth         .75 of 1%    .70 of 1%    .65 of 1%
Capital Appreciation      .80 of 1     .80 of 1     .80 of 1
Equity-Income             .95 of 1     .95 of 1     .95 of 1
Global Asset Allocation   .75 of 1     .70 of 1     .68 of 1
International             .90 of 1     .75 of 1     .60 of 1
All other funds           .48 of 1     .40 of 1     .30 of 1

The advisory fees for the
Capital Appreciation, Equi-
ty- Income, and Interna-
tional funds reflect the
more extensive services and
increased expense associated
with portfolios of securi-
ties issued outside the
United States.

--------------------------------------------------------------------------------
FUND EXPENSES (see accompanying text below)

                         1996 ratio of the advisor's
                         compensation to average     1996 ratio of total expenses
Fund                     net assets                  to average net assets
---------------------------------------------------------------------------------
Aggressive Growth        .75%                         .82%
Bond                     .46                          .51
Capital Appreciation     .80                          .93
Equity-Income            .95                         1.08
Global Asset Allocation  .73                         1.00
Growth and Income        .33                          .36
International            .82                         1.19
Managed                  .39                          .43
Money Market             .48                          .57
Social Awareness         .42                          .46
Special Opportunities    .40                          .44

Expenses specifically assumed by each fund include: compensation and expenses of Directors of the fund who are not interested persons of the fund as defined in the 1940 Act; registration, filing, printing, and other fees in connection with filings with regulatory authorities, including the costs of printing and mailing updated Prospectuses and SAIs provided to current contract owners; fees and expenses of independent auditors; the expenses of printing and mailing proxy statements and shareholder reports; custodian and transfer agent charges; brokerage commissions and securities and options transaction costs incurred by the fund; taxes and corporate fees; fees for accounting, valuation and related services; legal fees incurred in connection with the affairs of the fund (other than legal services provided by personnel of the advisor or its affiliated companies); the fees of any trade association of which the fund is a member; and expenses of shareholder and Director meetings.

SUB-ADVISORS. As advisor, Lincoln Investment is primarily responsible for investment decisions affecting each of the funds. However, Lincoln Investment has entered into sub-advisory agreements with several professional investment management firms. These firms provide some or substantially all of the investment advisory services required by a number of the funds, including day-to-day investment management of those funds' portfolios. Each sub-advisor makes investment decisions for its respective fund in accordance with that fund's investment objectives and places orders on behalf of that fund to effect those decisions. See the following tables for more information about the sub-advisors and their fees:

                                    Appendix

                                      Date of
Fund           Sub-advisor            agreement Annual fee rate based on average daily net asset value
-------------------------------------------------------------------------------------------------------
Aggressive     Lynch & Mayer          12/20/93  .50 of 1% of the first $150 million .35 of 1% of the
Growth         520 Madison Avenue               excess over $150 million
               New York, NY 10022
Capital        Janus                  1/1/94    .60 of 1% of the first $100 million .55 of 1% of the
Appreciation   100 Fillmore Street              excess over $100 million
               Denver, CO 80206
Equity-        Fidelity               12/20/93  .75 of 1%
Income         82 Devonshire Street
               Boston, MA 02108
Global Asset   Putnam                 6/8/87    the greater of (a) $40,000; or (b) .47 of 1% of the
Allocation     One Post Office Square           first $200 million; .42 of 1% of the next $200 million;
               Boston, MA 02104                 and .40 of 1% of any excess over $400 million
International  Clay Finlay            8/29/96   .665 of 1% of the first $50 million; .475 of 1% of the
               200 Park Avenue                  next $50 million; and .250 of 1% of any
               New York, NY 10166               excess over $100 million

--------------------------------------------------------------------------------
                                                Annual fee rate based on market value of securities
                                                held in the portfolio of each respective client fund at
                                      Date of   the close of business on the last trading day of each
Fund           Sub-advisor            agreement calendar quarter
-------------------------------------------------------------------------------------------------------
Growth and     Vantage                8/21/85   .20 of 1%
Income         630 5th Avenue
               New York, NY 10111
Managed        Vantage                8/21/85   .20 of 1%
               (stock portfolio only)
Social
Awareness      Vantage                4/30/88   .20 of 1%
Special
Opportunities  Vantage                8/21/85   .20 of 1%

No additional compensation from the assets of the funds will be assessed as a result of the sub-advisory agreements; the sub-advisors are paid by Lincoln Investment. (There is no sub-advisor for the Bond and Money Market Funds.)

SERVICE MARKS. The service mark for the funds and the name Lincoln National have been adopted by the funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the advisor should not be the investment advisor of the funds.

In the Prospectus and sales literature, the name Fidelity Investments will be used with the Equity-Income Fund, Janus with the Capital Appreciation Fund and Putnam with the Global Asset Allocation Fund. The continued use of these names is subject to the right of the respective sub-advisor to withdraw its permission in the event it ceases to be the sub-advisor to the particular fund it advises.

PURCHASE OF SECURITIES BEING OFFERED

Shares of the funds' common stock ($0.01 par value) will be sold to Lincoln Life for allocation to the variable annuity account (VAA), which has been established for the purpose of funding variable annuity contracts; shares in the funds will also be sold to Lincoln Life for allocation to one or more of the variable life accounts, which have been established for the purpose of funding variable life insurance contracts. Shares of each fund are sold and redeemed at their net asset value per share determined daily. See Sale and redemption of shares. Also see Net asset value. The funds' shares are sold to Lincoln Life for the variable accounts on a no-load basis - that is, without the imposition of a sales charge.

                                    Appendix

SALE AND REDEMPTION OF SHARES

The shares of each fund are sold and redeemed by the fund at their net asset value per share next determined after receipt by Lincoln Life of a purchase or redemption order in acceptable form. Redemption of fund shares held by Lincoln Life for its own account will be effected at the fund's net asset value per share next determined after receipt of the redemption request by the fund. The value of shares redeemed may be more or less than original cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the funds. However, the right to redeem fund shares may be suspended or payment postponed for any period during which (1) trading on the NYSE is restricted as determined by the Commission, or the NYSE is closed for other than weekends and holidays; (2) an emergency exists, as determined by the Commission, as a result of which (a) disposal by each fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for each fund to determine fairly the value of its net assets; or (3) the Commission by order so permits for the protection of shareholders of the funds.

DISTRIBUTION AND FEDERAL INCOME TAX CONSIDERATIONS

Each fund's policy is to distribute, at least once a year, substantially all of its net investment income. Net realized capital gains may only be distributed annually. These distributions, when paid to Lincoln Life for the variable accounts, will be reinvested automatically in additional shares of that fund, at its net asset value per share.

Each fund intends to qualify and has elected to be taxed as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the code). If a fund qualifies as a regulated investment company and complies with the provisions of the code relieving regulated investment companies which distribute substantially all of their net income (both ordinary income and capital gain) from Federal income tax and the 4% nondeductible Federal excise tax, the funds will be relieved of those taxes on the amounts distributed. See the SAI for a more complete discussion.

Each fund is subject to asset diversification requirements under Section 817(h) of the code and the related regulation that the United States Treasury Department has adopted. Each fund intends to comply with these diversification requirements.

Since the sole shareholder of the funds is Lincoln Life, there is no discussion here about the Federal income tax consequences at the shareholder level. For information concerning the Federal income tax consequences to holders of annuity or life insurance contracts, including the failure of a fund to comply with the diversification requirements discussed above, see the Prospectus for the variable account at the front of this booklet.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

In the Annual Report for the funds, the portfolio manager for each fund discusses that fund's performance for the previous fiscal year and the factors which affected that performance. We will send you a copy of the Annual Report free upon request.

DESCRIPTION OF SHARES

The authorized capital stock of each fund consists of 50 million shares of common stock (150 million for the Growth and Income Fund and 100 million each for the Equity-Income Fund, International Fund and Managed Fund), $0.01 par value. As of April 1, 1997, each fund had the following number of shares issued and outstanding:

 Aggressive Growth       19,033,638
 Bond                    22,323,906
 Capital Appreciation    21,172,476
 Equity-Income           32,730,897
 Global Asset Allocation 25,529,165
 Growth and Income       79,849,479
 International           31,897,933
 Managed                 44,089,292
 Money Market             9,655,455
 Social Awareness        27,849,619
 Special Opportunities   24,121,470

Fund shares will be owned by Lincoln Life and will be held by it in the variable accounts. As sole shareholder of each fund, Lincoln Life may be deemed to be a control person as that term is defined under the 1940 Act. However, as stated in the Prospectuses for the variable accounts, Lincoln Life provides to contractowners of the variable accounts the right to direct the voting of fund shares at shareholder meetings, to the extent provided by law. Lincoln Life will vote for or against any proposition, or will abstain from voting, any fund shares attributable to a contract for which no timely voting instructions are received, and any fund shares

                                    Appendix

held by Lincoln Life for its own account, in proportion to the voting instructions that it received with respect to all contracts participating in that fund. However, if the 1940 Act or any regulation under it should change, and as a result Lincoln Life determines it is permitted to vote fund shares in its own right, it may elect to do so.

All the shares of each fund are of the same class with equal rights and privileges. Each full share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote, on all matters subjected to a vote of the shareholder. All shares, full and fractional, participate proportionately in any dividends and capital gains distributions and, in the event of liquidation, in that fund's net assets remaining after satisfaction of outstanding liabilities.

When issued, each share is fully-paid and non-assessable and the shareholder has no preemptive or conversion rights. Fund shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In that event the holders of the remaining shares so voting will not be able to elect any directors. Shares may be redeemed as set forth under Sale and redemption of shares.

The Bylaws of the funds allow them, in proper cases, to dispense with their annual meetings of the shareholder. Generally, this may be done as long as: (1) a majority of the Directors then in office have at some point been elected by the shareholder and, if any vacancy is filled by vote of the Board of Directors, then immediately after filling the vacancy at least two thirds of the Directors shall have been elected by the shareholder; (2) there is no change in the independent auditor of the funds; (3) there is no material change to the investment advisory and/or sub-advisory agreements and/or fundamental policies; and (4) a shareholder vote is not required with respect to a distribution agreement. In adopting this procedure for dispensing with annual meetings that are a formality, the Directors of the funds have undertaken to comply with the requirements of Section 16(c) of the 1940 Act. That Section protects contract owners by providing a procedure by which they may require management to convene a meeting of the shareholder to vote on removal of one or more Directors. The Directors also have agreed to facilitate communication among contract owners for the purpose of calling those meetings. Further information about these procedures is available from fund management.

STRATEGIC PORTFOLIO TRANSACTIONS-ADDITIONAL INFORMATION

Because of their different investment objectives and portfolio management philosophies many of the funds engage to varying degrees in strategic portfolio transactions, in order to preserve or enhance the value of their assets. These can be generally identified as either derivative transactions or cash enhancement transactions. Derivative transactions are recognized by the investment community as an acceptable way to seek to increase the fund's overall value (or, depending on the condition of the securities markets, at least to slow its decrease). Cash enhancement transactions are designed to make some extra money for the fund when it has excess cash, or to help the fund obtain some cash for temporary purposes when needed. See the Prospectus for each fund for a listing of the kinds of transactions in which each fund may engage.

1. DERIVATIVE TRANSACTIONS
 A.  Introduction
  A derivative transaction is a financial agreement the value of which is dependent upon the values of one or more underlying assets or upon the values of one or more indices of asset values. The following types are currently in fairly common use in the investment community, although not every fund will use all of them:

  1. Equity contracts: stock options and indexed options; equity swaps; stock index futures and options on futures; swaptions;

  2. Interest rate contracts: interest rate futures and options on them; forward rate agreements (FRAs); interest rate swaps and their related transactions (e.g., caps, floors, collars and corridors); and/or

  3. Currency derivative contracts: currency forward contracts; currency options; currency futures; currency swaps; cross-currency interest rate swaps.

SIMPLIFIED DEFINITIONS FOR THESE TRANSACTIONS ARE PROVIDED IN THE SAI APPENDIX.

Although they may be structured in complex combinations, derivative transactions in which the funds engage generally fall into two broad categories: options contracts or forward contracts. The combined forms are constantly evolving. In fact, variations on the types listed previously may come into use after the date of these Prospectuses. Therefore, where the Prospectus for a particular fund discloses the intent of that fund to engage in any of the types listed, that fund hereby reserves the right to engage in related variations on those transactions.

                                    Appendix

The funds intend to engage in derivative transactions only defensively. Examples of this defensive use might be: to hedge against a perceived decrease in a fund's asset value; to control transaction costs associated with market timing (e.g., by using futures on an unleveraged basis); and to lock in returns, spreads, or currency exchange rates in anticipation of future cash market transactions.

There is no discussion here of asset-backed or mortgage-backed securities (such as collateralized mortgage obligations, structured notes, inverse floaters, principal-only or interest-only securities, etc.). See the Prospectus and SAI for the Capital Appreciation and Equity-Income funds, which are authorized to engage in this kind of trading.

 B. Risk factors commonly associated with derivative transactions.

  There are certain risks associated with derivatives, and some derivatives involve more of these risks than others. We briefly describe the most common ones here; however, this is not an exhaustive list. Consult your financial counselor if you have additional questions.

  CREDIT RISK is the possibility that a counterparty to a transaction will fail to perform according to the terms and conditions of the transaction, causing the holder of the claim to suffer a loss.

  CROSS-CURRENCY SETTLEMENT RISK (or Herstatt risk) is related to the settlement of foreign exchange contracts. It arises when one of the counterparties to a contract pays out one currency prior to receiving payment of the other. Herstatt risk arises because the hours of operation of domestic interbank fund transfer systems often do not overlap due to time zone differences. In the interval between the time one counterparty has received payment in one indicated currency and the time the other counterparty(ies) receive payment in the others, those awaiting payment are exposed to credit risk and market risk.

  LEGAL RISK is the chance that a derivative transaction, which involves highly complex financial arrangements, will be unenforceable in particular jurisdictions or against a financially troubled entity; or will be subject to regulation from unanticipated sources.

  MARKET LIQUIDITY RISK is the risk that a fund will be unable to control its losses if a liquid secondary market for a financial instrument does not exist. It is often considered as the risk that a (negotiable or assignable) financial instrument cannot be sold quickly and at a price close to its fundamental value.

  MARKET RISK is the risk of a change in the price of a financial instrument, which may depend on the price of an underlying asset.

  OPERATING RISK is the potential of unexpected loss from inadequate internal controls or procedures; human error; system (including data processing system) failure; or employee dishonesty.

  SETTLEMENT RISK between two counterparties is the possibility that a counterparty to whom a firm has made a delivery of assets or money defaults before the amounts due or assets have been received; or the risk that technical difficulties interrupt delivery or settlement even if the counterparties are able to perform. In the latter case, payment is likely to be delayed but recoverable.

  SYSTEMIC RISK is the uncertainty that a disruption (at a firm, in a market segment, to a settlement system, etc.) might cause widespread difficulties at other firms, in other market segments, or in the financial system as a whole.

  SPECIAL NOTE FOR OPTIONS AND FUTURES TRANSACTIONS: Gains and losses on options and futures transactions depend on the portfolio manager's ability to correctly predict the direction of stock prices and interest rates, and other economic factors. Options and futures trading may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. The loss from investing in futures transactions is potentially unlimited.

  SOME OF THESE RISKS MAY BE PRESENT IN EACH TYPE OF TRANSACTION, WHILE OTHERS MAY PERTAIN ONLY TO CERTAIN ONES. These risks are discussed here only briefly. Before you invest in a particular fund, please consult your financial counselor if you have questions about the risks associated with that fund's use of derivatives.

 C. Varying usage of derivative transactions

  Subject to the terms of the Prospectus and SAI for each fund, that fund's portfolio manager decides which types of derivative transactions to employ, at which times and under what circumstances. For a description of the limits, risk factors and circumstances under which derivative transactions will be used by each fund, refer to the SAI booklet.

 D. Increased government scrutiny

  Derivative transactions are coming under increased scrutiny by Congress and industry regulators (such as the SEC and the Office of the Comptroller of the Currency), and by self-regulatory agencies (such as the NASD). Should legislation or regulatory initiatives be enacted resulting in

                                    Appendix

  additional restrictive requirements for derivative transactions, Lincoln Life and the funds reserve the right to make all necessary changes in the contracts and the Registration Statements for the funds, respectively, to comply with those requirements.

2. CASH ENHANCEMENT TRANSACTIONS
 Cash enhancement transactions also involve certain risks to the fund. They are discussed more fully in the SAI.

 A. Lending of portfolio securities

  Any fund authorized to do so may make secured loans of its portfolio securities, in order to realize additional income. The loans are limited to a maximum of a stipulated amount of the fund's total assets. As a matter of policy, securities loans are made to broker/dealers under agreements requiring that the loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to 102% of the value of the securities lent.

  The borrower pays the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on securities lent. The fund also retains all or a portion of the interest received on investment of the cash collateral, or receives a fee from the borrower.

  With respect to the loaned securities, voting rights or rights to consent pass to the borrower. However, the fund retains the right to call in the loans and have the loaned securities returned at any time with reasonable notice. This is important when issuers of the securities ask holders of those securities - including the fund - to vote or consent on matters which could materially affect the holders' investment. The fund may also call in the loaned securities in order to sell them. None of the funds' portfolio securities will be loaned to Lincoln Investment, to any sub-advisor, or to any of their respective affiliates. The fund may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

 B. Repurchase (Repo) and reverse repurchase (Reverse Repo) transactions

  1. Repos. From time to time, the funds may enter into Repo transactions. In a typical Repo transaction, the fund involved buys U.S. Government or other money market securities from a financial institution (such as a bank, broker, or savings and loan association). At the same time, as part of the arrangement, the fund obtains an agreement from the seller to re-purchase those same securities from the fund at a specified price on a fixed future date.

    The repurchase date is normally not more than seven days from the date of purchase. Keeping the term under seven days is significant, because the SEC considers Repo Agreements with maturities of more than seven days to be illiquid assets of the fund, and the funds have strict limitations on the percentage of their respective assets which may be illiquid.

  2. Reverse repos. A fund may also be authorized to enter into Reverse Repo transactions. This simply means the fund is on the reverse side of a Repo transaction. That is, the fund is the Seller of some of its portfolio se-curities, subject to buying them back at a set price and date.

    Authorized funds will engage in Reverse Repos for temporary purposes, such as for obtaining cash to fund redemptions; or for the purpose of increasing the income of the fund by investing the cash proceeds at a higher rate than the cost of the agreement. Entering into a reverse repo transaction is considered to be the borrowing of money by the fund. Funds authorized to engage in Repos as buyers are not necessarily authorized to do Reverse Repos.

FOREIGN INVESTMENTS

There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates; devaluation of currencies; political or economic developments including the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; and the fact that foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. With respect to certain foreign countries, there is also the possibility of expropriation, nationalization, confiscatory taxation, and limitations on the use or removal of cash or other assets of a fund, including the withholding of interest payments or dividends. These risks may be particularly great in so-called developing or undeveloped countries, sometimes referred to as Emerging Markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the NYSE. Accordingly, a fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio

                                    Appendix
liquidity. The funds will incur costs in converting foreign currencies into U.S. dollars. Custody charges are generally higher for foreign securities. In buying and selling securities on foreign exchanges, a fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries that in the United States. There may be difficulty in enforcing legal rights outside the United States. For example, in the event of default on any foreign debt obligations, it may be more difficult or impossible for the fund to obtain or to enforce a judgment against the issuers of these securities. The advisor or sub-advisor will take all these factors into consideration in managing a fund's foreign investments.

Certain state insurance regulations impose additional restrictions on the extent to which a fund may invest in foreign securities. See the SAI.

The share price of a fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which those securities are denominated. Depending on the extent of a fund's investments abroad, changes in a fund's share price may have a low correlation with movements in the U.S. markets. Because most of the foreign securities in which the fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of the fund.

FOREIGN CURRENCIES

When an advisor or sub-advisor believes that a currency in which a portfolio security or securities is denominated or exposed may suffer a decline against the U.S. dollar, it may hedge that risk by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the portfolio securities denominated in or exposed to that foreign currency.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a fund may hold various foreign currencies, the value of the net assets of that fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. Some foreign currency values may be volatile, and there is the possibility of government controls on currency exchange or governmental intervention in currency markets which could adversely affect the fund.

Investors should be aware that exchange rate movements can be significant and can endure for long periods of time. In order to protect against uncertainty in the level of future foreign currency exchange rates, a fund's advisor or sub-advisor may attempt to manage exchange rate risk through active currency management, including the use of certain foreign currency hedging transactions.

For example, it may hedge some or all of its investments denominated in a foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into contracts to exchange that currency for U.S. dollars (not exceeding the value of the fund's assets denominated in or exposed to that currency), or by participating in options or futures contracts with respect to that currency. If the advisor or sub-advisor believes that a particular currency may decline relative to the U.S. dollar, the fund may also enter into contracts to sell that currency (up to the value of the fund's assets denominated in or exposed to that currency) in exchange for another currency that the advisor or sub-advisor expects to remain stable or to appreciate relative to the U.S. dollar. This technique is known as currency cross-hedging. Refer to the Prospectus for each fund to determine which funds may engage in these transactions.

These strategies are intended to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, these strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may adversely impact the fund's performance if the advisor or sub-advisor's projection of future exchange rates is inaccurate. See Strategic portfolio transactions.

GENERAL INFORMATION

Your inquiries should be directed to Lincoln National Life Insurance Co., at P.O. Box 2340, Fort Wayne, Indiana 46801; or, you may call 1-800-4LINCOLN (454-
6265).

The funds will issue unaudited semiannual reports showing current investments in each fund and other information; and annual financial statements audited by their independent auditors.

Under the 1940 Act a fundamental policy of a fund may not be changed without the affirmative vote of a majority of the fund's outstanding shares.

As used in this Prospectus, the term majority of the fund's outstanding shares means the vote of: (1) 67% or more of each fund's shares present at a meeting, if the holders of more than 50% of the outstanding

                                    Appendix
shares of each fund are present or represented by proxy, or (2) more than 50% of each fund's outstanding shares, whichever is less.

These Prospectuses do not contain all the information included in their Registration Statements filed with the Commission. The Registration Statements, including the exhibits filed with them, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses about the contents of any contract or other document referred to in them are not necessarily complete. In each instance, reference is made to the copy of that contract or other document filed as an exhibit to the Registration Statement of which the particular Prospectus forms a part, and each statement is qualified in all respects by that reference.

The use of funds by both variable annuity and variable life insurance separate accounts is known as mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity account, in those cases where mixed funding occurs. For example, violation of the federal tax laws by one variable account investing in the funds could cause the contracts and Policies funded through another variable account to lose their tax-deferred status, unless remedial action were taken. The Board of Directors of each fund will monitor for any material conflicts and determine what action, if any, should be taken.

Should any conflict arise which requires that a substantial amount of assets be withdrawn from any of the funds, orderly portfolio management could be disrupted, to the detriment of those contract owners still investing in that fund. Also, if that fund believes that any portfolio has become so large as to materially impair investment performance, then the fund will examine other investment options.

Lincoln Life performs the dividend and transfer functions for the funds.

                                 International
LINCOLN NATIONAL
INTERNATIONAL FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

This SAI should be read in conjunction with the Prospectus of Lincoln National

International Fund, Inc. (fund) dated May 1, 1997. You may obtain a copy of the fund's Prospectus on request and without charge. Please write Lincoln National Life Insurance Co.,

P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

TABLE OF CONTENTS

                                         Page
----------------------------------------------
GENERAL INFORMATION AND HISTORY          IF- 2
----------------------------------------------
INVESTMENT OBJECTIVE, POLICIES
AND PRACTICES                            IF- 2
----------------------------------------------
RISK FACTORS AND SPECIAL CONSIDERATIONS  IF- 6
----------------------------------------------
DETERMINATION OF NET ASSET VALUE         IF- 7
----------------------------------------------
INVESTMENT RESTRICTIONS                  IF- 8
----------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE     IF- 9
----------------------------------------------
THE EAFESM AND OTHER UNMANAGED INDICES   IF-10
----------------------------------------------
APPENDIX
Investment advisor and sub-advisor        A- 1
----------------------------------------------
Directors and officers                    A- 3

--------------------------------------------------------------------------------

                                                                   Page
-----------------------------------------------------------------------
Investment policies and techniques (continued): options, futures, securities valuation, securities lending, repurchase and reverse
repurchase agreements                                              A- 4
-----------------------------------------------------------------------
Custodian                                                          A- 9
-----------------------------------------------------------------------
Independent auditors                                               A- 9
-----------------------------------------------------------------------
Financial statements                                               A- 9
-----------------------------------------------------------------------
Bond and commercial paper ratings                                  A- 9
-----------------------------------------------------------------------
U.S. Government obligations                                        A-11
-----------------------------------------------------------------------
Taxes                                                              A-11
-----------------------------------------------------------------------
State requirements                                                 A-12
-----------------------------------------------------------------------
Derivative transactions-definitions                                A-13

--------------------------------------------------------------------------------


THIS SAI IS NOT A PROSPECTUS.

The date of this SAI is May 1, 1997

                                 International
GENERAL INFORMATION AND HISTORY

The fund was originally incorporated in Maryland in January, 1986, under the name of Lincoln National Real Estate Fund, Inc. It remained dormant under that name until May, 1990, when the name was changed to Lincoln National International Fund, Inc., in order to provide an investment vehicle for contractowners of the variable account who desire to take advantage of investment opportunities outside the United States.

INVESTMENT OBJECTIVE, POLICIES AND PRACTICES

The investment objective of the fund is long-term capital appreciation, implemented through a strategic policy of investing primarily in a portfolio of equity and equity-linked securities issued outside the United States. The fund's investment objective and strategic policy are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. See General information in the Prospectus. There can be no assurance that the objective of the fund will be achieved.

This fund invests principally in high-grade common stocks of established companies domiciled outside the U.S., with the objective of maximizing longer-term total return. The primary risk is that associated with common stock investing, and the shares will fluctuate in value with the common stock market in the country where issued. Secondary risks are those generally associated with investments outside the U.S. (See Foreign investments in the Prospectus.) Because the policy of this fund is to emphasize investment in established companies, it is expected that the volatility will be in line with broad international stock market indices which are comparable to U.S. indices as the Dow Jones Industrial Average and the Standard & Poor's 500 Index (S&P 500).

The fund pursues its investment objective by investing primarily in a portfolio of common stock and securities convertible into common stock. (See Description of the fund and Investment policies and techniques in the Prospectus.) References to advisor in this SAI include both Lincoln Investment Management, Inc. (Lincoln Investment) and Clay Finlay Inc.

Type of equity and equity-linked securities in which the fund may invest. As discussed in the Prospectus, the fund seeks to achieve its investment objective through investment primarily in equity and equity-linked securities. In addition to investing directly in equity securities, the fund may invest in American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. No more than 5% of the fund's assets will be invested in unsponsored ADRs or EDRs. Issuers of the stock of such unsponsored ADRs and EDRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs.

INVESTMENT COMPANY SHARES. The fund also may purchase shares of investment companies or trusts which invest principally in securities in which the fund is authorized to invest. The purchase of the stock of these investment companies (called country funds) currently is the preferred, if not only, mechanism through which the fund may invest in securities of companies in certain countries (India, Taiwan, Brazil, Chile, Argentina and Korea, as of the date of this Prospectus) and the only means, in some cases, by which the fund may invest in securities of South Korean and Argentina companies, other than through the purchase of South Korean convertible securities or through the purchase of securities with the prior approval of the Ministry of Finance. The return on the fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The fund's investment in an investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium. Under the Investment Company Act of 1940 (1940 Act), the fund may not invest more than 10% of its assets in investment companies or more than 5% of its total assets in the securities of any one investment company, nor may it own more than 3% of the outstanding voting securities of any such company. (See Investment restrictions.) To the extent the fund invests in securities in bearer form it may be more difficult to recover securities in the event such securities are lost or stolen.

If the fund invests in an entity which is classified as a Passive Foreign Investment Co. (PFIC) for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the fund level which could not be eliminated by distributions to shareholders. The U.S. Treasury is currently considering various solutions to this problem and, in any event, it is not anticipated

                                 International
that any taxes on the fund with respect to investments in PFIC's would be significant.

TYPE OF FOREIGN DEBT SECURITIES IN WHICH THE FUND MAY INVEST. As discussed in the Prospectus, the fund may invest up to 35% of its total assets in non-U.S. debt securities and non-U.S. money-market instruments, without equity features. These investments may include bonds denominated in any currency, issued by foreign governments (including their agencies and instrumentalities); and debt instruments denominated in any currency, issued by private and public entities (including multinational lending institutions and supranational institutions) which have been determined by the fund's investment advisor or sub-advisor to be of comparable credit quality to securities rated in the three highest categories by Moody's Investors Service, Inc. or Standard & Poor's Corp.

PRIVATE PLACEMENTS. The fund may invest up to 10% of its total assets in securities which are subject to restriction on resale because they have not been registered under the Securities Act of 1933, or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the fund from disposing of them promptly at reasonable prices. The fund may have to bear the expense of registering such securities for resale and risk the substantive delays in effecting such registration. However, the fund may avail itself of Rule 144A of the Securities Act of 1933 which permits the fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. The Board of Directors will carefully monitor the fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information.

Securities of foreign issuers often have not been registered in the United States. Accordingly, if the fund wishes to sell unregistered foreign securities in the United States, it will avail itself of Rule 144A.

CONVERTIBLE SECURITIES. The fund may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its investment value (its value as if it did not have a conversion privilege), and its conversion value (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the fund at varying price levels above their investment values and/or their conversion values in keeping with the fund's objectives.

FOREIGN CURRENCY TRANSACTIONS. When the fund agrees to purchase or sell a security in a foreign market it will generally be obligated to pay or be entitled to receive, a specified amount of foreign currency. The fund's custodian will conduct its foreign currency exchange transactions either on a spot basis (i.e., cash) at the spot rate prevailing in the foreign currency exchange market, or through entering into foreign currency forward contracts to purchase or sell foreign currencies. The fund may enter into foreign currency forward contracts in order to lock in the U.S. dollar amount it must pay or expects to receive for a security it has agreed to buy or sell. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. Such foreign currency forward contracts will only be entered into with United States banks and their foreign branches. A foreign currency forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

When management of the fund believes that the currency of a particular foreign country may suffer an increase against the U.S. dollar from the time the fund agrees to purchase a security until it is required to make payment, or a decline against the U.S. dollar from the time the fund agrees to sell a security until the buyer is required to make payment, the fund may enter into a foreign currency forward contract to buy or sell, for a fixed amount of dollars, the amount of foreign currency approximating the amount of foreign currency the fund will be required to pay or expects to receive. The fund's custodian bank will place cash, U.S. Government securities, debt securities or equity securities in a separate account of the fund in an amount equal to the value of the fund's total assets

                                 International

committed to the consummation of any such contract in such account and if the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the fund's commitments with respect to such contracts. If, rather than cash, portfolio securities are used to secure such a foreign currency forward contract, at the maturity of the foreign currency forward contract for delivery by the fund of a foreign currency, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of foreign currency.

The fund's use of forward contracts will not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange for a future point in time. Additionally, while this technique tends to minimize the risk of loss due to a decline in the value of the hedged currency, their use tends to limit any potential gain which might result from the increase in value of such currency. In addition such transactions involve costs and may result in losses.

Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Indeed it may hold a number of foreign currencies on a regular basis. It will, however, convert some foreign currency to U.S. dollars from time to time, and vice versa. For example, in the event of a purchase the fund may convert U.S. dollars or other currencies to the currency of the country in which the securities are issued. In the event of a sale, the fund may hold the proceeds in the currency of the country in which the security was issued, or convert it to U.S. dollars, or to currencies of other countries. Investors should take note of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Under Internal Revenue Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not regulated futures contracts, and from unlisted options will be treated as ordinary income or loss under Code
Section 988. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the fund's net capital gain. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the fund would not be able to make any ordinary dividend distributions.

LENDING OF SECURITIES. Consistent with applicable regulatory requirements and procedures adopted by the Board of Directors, the fund may lend its portfolio securities to brokers, dealers and other financial institutions, in order to realize additional income. Such loans must be callable at any time by the fund (subject to notice provisions described below), and be at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 102% of the market value, determined daily, of the loaned securities. The advantage of such loans is that the fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

A loan may be terminated by the borrower on one business day's notice, or by the fund on four business days' notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the fund. Any gain or loss in the market price during the loan period would inure to the fund. The fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities. The creditworthiness of firms to which the fund lends its portfolio securities will be monitored on an ongoing basis by the Board of Directors or its delegate. The fund will not loan its portfolio securities to the advisor, the sub-advisor, or any affiliate thereof.

Although voting or consent rights which accompany loaned securities pass to the borrower, the fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights by the fund if the matters involved would have a material effect on the fund's

                                 International
investment in such loaned securities. The fund will not lend portfolio securities with a value in excess of 25% of its total assets at the time of the loan.

REPURCHASE AGREEMENTS. When cash may be available for only a few days, it may be invested by the fund in repurchase agreements in an amount up to 5% of its total assets (taken at current value), until such time as it may otherwise be invested or used for payments of obligations of the fund. These agreements, which may be viewed as a type of secured lending by the fund, typically involve the acquisition by the fund of government securities or other securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the fund will sell back to the institution, and that the institution will repurchase, the underlying security (collateral) at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The fund will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions under guidelines established and monitored by the Directors of the fund or its delegate. In addition, the collateral will be maintained in a segregated account and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral. However, the exercise of the fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the fund could suffer a loss. It is the current policy of the fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the fund, amount to more than 10% of its total assets.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, in the ordinary course of business, the fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While the fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. At the time the fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The fund will also establish a segregated account with the fund's custodian bank in which it will continuously maintain cash or U.S. Government securities or other high grade debt portfolio securities equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the fund may purchase securities on such basis without limit. An increase in the percentage of the fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the fund's net asset value. The fund's management and the Directors do not believe that the fund's net asset value or income will be adversely affected by its purchases of securities on such basis.

ADDITIONAL INFORMATION ABOUT FORWARD COMMITMENTS. The fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (forward commitments) if the fund holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines before the settlement date, which risk is in addition to the risk of decline in value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring the securities for its portfolio, the fund may dispose of a commitment before settlement if the advisor deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

                                 International

RISK FACTORS AND SPECIAL CONSIDERATIONS

FOREIGN SECURITIES. The fund is authorized to invest in Eastern European countries; however, it does not presently intend to invest more than 5% of its assets in those securities. Investments in Eastern Europe are speculative and involve a high degree of risk of loss. The emergence of Eastern European capital markets is in part a function of the demise of the Soviet Union. Should a repressive central government re-emerge in the region, there is no assurance that the Eastern European markets would continue to constitute a viable investment opportunity for the fund, and there may be a high degree of risk of expropriation without compensation.

The governments of a number of Eastern European countries previously expropriated large quantities of private property, and the claims of many property owners against those governments were never finally settled. Since the Communist Party was responsible for such expropriation, if it should re-surface there is no assurance that expropriation would not occur again. If it were to reoccur, the fund could lose all or a substantial portion of its investments in those countries.

Further, no accounting standards comparable to U.S. models exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars and other hard currencies, the conversion rates may be artificial when compared to actual market values, and this may have an adverse impact on the fund.

The governments of certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the fund's assets invested in such countries. These authorities may not be qualified to act as foreign custodians under the 1940 Act and as a result, the fund would not be able to invest in the countries in the absence of exemptive relief from the Securities and Exchange Commission (SEC). In addition, the risk of loss through government confiscation may be increased in such countries.

RISKS OF DEBT SECURITIES. The fund may invest up to 5% of its assets in bonds rated below Baa by Moody's Investor Service Inc. (Moody's) or BBB by Standard & Poor's Corp. Securities rated less than Baa by Moody's or BBB by Standard and Poor's Corp. are classified as non-investment grade securities (high yield bonds, commonly known as Junk bonds) and are considered speculative by those rating agencies. It is the fund's policy not to rely exclusively on ratings issued by credit rating agencies but to supplement those ratings with advisor's and/or the sub-advisor's own independent and ongoing review of credit quality. These bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Since the market for high yield bonds is relatively new, many of the outstanding bonds have not endured a major economic downturn, and a long-term track record on defaults does not exist for this market. When economic conditions appear to be deteriorating, these bonds may decline in market value regardless of prevailing interest rates, due to heightened investor concerns over credit quality. In those periods the ability of highly leveraged issuers to service principal and interest payments, to meet their business goals, or obtain additional financing could be adversely affected. Therefore, the market for these bonds may be less liquid than for investment grade bonds, and their prices more volatile. In addition, there may at times be significant disparities in the prices quoted for these bonds by various dealers, making it difficult for the fund to rely on those quotes. Prices for high yield bonds may also be affected by legislative and regulatory developments. For example, new federal rules require that savings and loans gradually reduce their holding of high yield securities. Also, from time to time Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, may depress the prices of outstanding high yield bonds.

Debt securities rated in the lowest categories by Moody's are of poor standing and there may be present elements of danger with respect to principal or interest. Debt securities rated in the lowest category by Standard and Poor's Corp. have a currently identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business conditions they are not likely to have the capacity to pay interest and repay principal.

RIGHTS AND WARRANTS. As mentioned in the Prospectus, the fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised before the expiration date. Rights and warrants purchased by the fund which expire without being exercised will result in a loss to the fund.

FOREIGN CUSTODY. Rules adopted under the 1940 Act permit the fund to maintain its securities and cash in the custody of certain eligible banks and securities

                                 International
depositories. The fund's portfolio of securities of issuers located outside the United States will be held by its sub-custodians who will be approved by the directors in accordance with those Rules. Approval under the Rules will be given following a consideration of a number of factors, including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodial services for the fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of the fund's assets. However, no assurances can be given that the directors' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes (including currency blockage), or confiscations of assets that would affect assets of the fund will not occur, and shareholders bear the risk of losses arising from those or other similar events.

ADDITIONAL RISKS. Securities in which the fund may invest, whether in the United States or in another country, are subject to the provisions of bankruptcy, insolvency or other laws affecting the rights and remedies of creditors in the country where issued, including the laws, if any, which may be enacted extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.

DETERMINATION OF NET ASSET VALUE

As explained in the Prospectus, the fund's net asset value per share will be determined on those days on which the New York Stock Exchange (NYSE) is open for trading. In addition to being closed on weekends, the NYSE, through its most current announcement--which is subject to change--states that in 1996 it will be closed on the following U.S. holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days. Although the Directors expect the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. To the extent that the fund's securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares.

Since the fund intends under normal conditions to invest virtually exclusively in securities issued outside the United States, investors should be aware that trading in securities on exchanges and over-the-counter markets in Europe, the Far East and elsewhere is normally completed at various times other than the current closing time of the NYSE. Furthermore, trading on foreign exchanges may take place on days on which the NYSE is closed; and, conversely, there may be no trading in some markets on days when the NYSE is open. Consequently, the calculation of the fund's net asset value per share may not always occur contemporaneously with the determination of the most current market prices of the individual portfolio securities included in that calculation. In addition, the value of the net assets held by the fund may be significantly affected on days when the investor has no access to the Fund for purposes of purchase or redemption.

INVESTMENT RESTRICTIONS

The following investment restrictions (which include those listed in the Prospectus) have been adopted by the fund as fundamental policies. Under the 1940 Act, a fundamental policy may not be changed without the affirmative vote of a majority of the outstanding voting securities of the fund, as defined in the 1940 Act. See General information in the Prospectus. For purposes of the following restrictions: (1) all percentage limitations apply immediately after the making of an investment; and (2) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

The fund may not:

 1. Invest more than 25% of its total assets in the securities of issuers in any one industry. For purposes of this restriction, gas, electric, water and telephone utilities are treated as separate industries.

 2. Invest in the securities of a single issuer, unless the following conditions are met: At least 75% of the value of the fund's total assets must be represented by: (a) U.S. Government obligations, cash and cash items, (b) securities of other investment companies, and (c) securities of issuers as to each of which, at the time the investment was made, the fund's investment in the issuer did not exceed 5% of the fund's total assets. The fund does not anticipate that any more than 15% of the fund's total assets would be invested in the securities of a single issuer at any time, other than those of the U.S. Government, its agencies and instrumentalities.

 3. Purchase or sell real estate or interests therein (including real estate limited partnership programs), although it may purchase securities of issuers which engage in real estate operations or securities which are secured by interests in real estate.

 4. Make loans except that it may lend its portfolio securities if such loans are fully collateralized and

                                 International
   such loans of securities do not exceed 25% of its total assets at any one time. See Investment policies and techniques in the Prospectus. The purchase of debt securities and the entry into repurchase agreements are not considered the making of loans.

 5. Purchase puts, calls or combinations thereof.

 6. Underwrite the securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933 in disposing of portfolio securities.

 7. Invest more than 10% of its total assets in securities (including repurchase agreements maturing in more than seven days) which are subject to legal or contractual restrictions upon resale, are not listed on a securities exchange, or are otherwise not readily marketable.

 8. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities.

 9. Make short sales of securities.

10.  Purchase or sell commodities or commodity futures contracts.

11. Purchase securities of other investment companies, except to the limited extent described under Investment objective and strategic policy, and in connection with an acquisition, merger, consolidation or reorganization.

12. Invest in companies for the purpose of, or with the effect of, acquiring control.

13. Invest in interests in oil, gas and other mineral exploration or development programs, except that the fund may invest in the securities of companies which invest in or sponsor such programs.

14. Invest in securities of any issuer if, to the knowledge of the fund, officers or directors of the fund or its advisor, who individually own beneficially 0.5% or more of the securities of such issuer, collectively own beneficially more than 5% of the securities of such issuer.

15. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 20 in the Prospectus.

16. Issue senior securities as defined in the 1940 Act except insofar as the fund may be deemed to have issued a senior security by borrowing money in accordance with restriction 20. (For purposes of this restriction, collateral arrangements for entering into repurchase agreements and lending portfolio securities are not deemed to be the issuance of a senior security.)

17.  Hold more than 10% of the outstanding voting securities of any one issuer.

18. Invest more than 10% of its total assets in investment companies or more than 5% of its total assets in the securities of any one investment company, nor may it own more than 3% of the outstanding voting securities of any such company.

19. Invest more than 10% of its total assets in issues of companies which have been in operation for less than three years.

20. Borrow money, except for temporary or emergency purposes and not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amounts borrowed).

PORTFOLIO TRANSACTIONS AND BROKERAGE

The advisor is responsible for decisions to buy and sell securities for the fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The advisor currently provides investment advice to a number of other clients. See Investment advisor and sub-advisor in the Appendix. It will be the practice of the advisor to allocate purchase and sale transactions among the fund and others whose assets it manages in such manner as it deems equitable. In making such allocations, major factors to be considered are investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which the advisor provides investment advice (including affiliates of the advisor). On occasions when the advisor deems the purchase or sale of a security to be in the best interest of the fund, as well as other clients of the advisor, the advisor, to the extent permitted by applicable laws and regulations, may

                                 International

aggregate such securities to be sold or purchased for the fund with those to be sold or purchased for other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the advisor in the manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including the fund. In some instances, the procedures may impact the price and size of the position obtainable for the fund. Portfolio securities are not purchased from or sold to the advisor or any affiliated person (as defined in the 1940 Act) of the advisor.

In connection with effecting portfolio transactions, primary consideration will be given to securing most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The advisor may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided. The Board of Directors of the fund will review regularly the reasonableness of commission and other transaction costs incurred by the fund in the light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the advisor and published data concerning transaction costs incurred by institutional investors generally. The nature of the research services provided to the advisor by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities, risks and trends, all of which the advisor regards as a useful supplement to its own internal research capabilities. The advisor may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the advisor's clients; in addition the advisor may allocate trades among brokers that generally provide superior brokerage and research services. During 1996, the advisor directed transactions totaling approximately $58.9 million to these brokers and paid commissions of approximately $122,000 in connection with these transactions. Research services furnished by brokers are used for the benefit of all of the advisor's clients and not solely or necessarily for the benefit of the fund. The advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The fund does not reduce its fee to the advisor by any amount that might be attributable to the value of such services.

The aggregate amount of brokerage commissions paid by the fund in 1994, 1995 and 1996 was $995,231, $975,265, and $1,556,397, respectively.

Under the sub-advisory agreement between the advisor and the sub-advisor, the sub-advisor may perform some, or substantially all, of the investment advisory services required by the fund, even though the advisor remains primarily responsible for investment decisions affecting the fund. The sub-advisor will follow the same procedures and policies which are followed by the advisor as described previously. The sub-advisor currently provides investment advice to a number of other clients.

THE EAFESM AND OTHER UNMANAGED INDICES

The fund may compare its investment results to various unmanaged indices of foreign equity securities, including, but not by way of limitation, that family of indices maintained by Morgan Stanley & Co. Incorporated, New York, New York, under the name Morgan Stanley Capital International (MSCI). In particular, the fund may compare its results, as appropriate, with one or more of the 20 MSCI National Indices, and with its EAFEsm Index. EAFEsm is an aggregate index produced from the results of those National Indices from Europe, Australia and the Far East. It excludes the MSCI indices for the United States and Canada.

This page was intentionally left blank.

                                    Appendix
APPENDIX

(Note: This is uniform information for the 11 Funds. See each Fund's SAI for information specific to that Fund.)

THIS APPENDIX CONSTITUTES PART OF THE SAIS OF LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC. (AGGRESSIVE GROWTH FUND), LINCOLN NATIONAL BOND FUND, INC. (BOND FUND), LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC. (CAPITAL APPRECIATION FUND), LINCOLN NATIONAL EQUITY-INCOME FUND, INC. (EQUITY-INCOME
FUND), LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC. (GLOBAL ASSET ALLOCATION FUND), LINCOLN NATIONAL GROWTH AND INCOME FUND, INC. (GROWTH AND INCOME FUND), LINCOLN NATIONAL INTERNATIONAL FUND, INC. (INTERNATIONAL FUND), LINCOLN NATIONAL MANAGED FUND, INC. (MANAGED FUND), LINCOLN NATIONAL MONEY MARKET FUND, INC. (MONEY MARKET FUND), LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC. (SOCIAL AWARENESS FUND), AND LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC. (SPECIAL OPPORTUNITIES FUND). UNLESS OTHERWISE INDICATED, THE FOLLOWING INFORMATION APPLIES TO EACH FUND.

INVESTMENT ADVISOR AND SUB-ADVISOR

Lincoln Investment Management, Inc. (Lincoln Investment) is the investment advisor to the funds and is headquartered at 200 E. Berry Street, Fort Wayne, Indiana 46802. Lincoln Investment (the advisor) is a subsidiary of Lincoln National Corp. (LNC), a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services. Lincoln Investment is registered with the Securities and Exchange Commission (SEC) as an investment advisor and has acted as an investment advisor to mutual funds for over 40 years. The advisor also acts as investment advisor to Lincoln National Income Fund, Inc. (a closed-end investment company whose investment objective is to provide a high level of current income from interest on fixed-income securities) and Lincoln National Convertible Securities Fund, Inc. (a closed-end investment company whose investment objective is a high level of total return on its assets through a combination of capital appreciation and current income) and to other clients, and also acts as sub-adviser to two of the series of Delaware Group Adviser Funds, Inc. (the Corporate Income Fund and the Federal Bond Fund of that retail mutual fund complex).

Under Advisory Agreements with the funds, the advisor provides portfolio management and investment advice to the funds and administers its other affairs, subject to the supervision of the funds' Board of Directors. The advisor, at its expense, will provide office space to the funds and all necessary office facilities, equipment and personnel and will make its officers and employees available to the funds as appropriate. In addition, the advisor will pay all expenses incurred by it or by the funds in connection with the management of each fund's assets or the administration of its affairs, other than those assumed by the funds, as described in the Appendix to the Prospectus. Lincoln Life has paid the organizational expenses of all the funds. The rates of

                                         1996       1995       1994
-----------------------------------------------------------------------------
Aggressive Growth Fund                   $1,428,803 $  725,544 $  232,000
Bond Fund                                 1,188,030  1,061,701    999,397
Capital Appreciation Fund                 1,549,656    726,011    211,773
Equity-Income Fund                        3,303,336  1,457,623    348,255
Global Asset Allocation Fund              2,072,722  1,570,876  1,381,059
Growth and Income Fund                    7,063,276  5,077,981  3,896,902
International Fund                        3,319,701  2,770,197  2,262,664
Managed Fund                              2,480,524  2,120,656  1,919,150
Money Market Fund                           417,468    385,019    404,441
Social Awareness Fund                     1,877,030  1,048,366    736,602
Special Opportunities Fund                2,274,229  1,809,514  1,351,374

                                    Appendix

compensation to the advisor and the sub-advisors are set forth in the Appendix to the Prospectus.

During the last three years, the advisor received the following amounts for investment advisory services: If total expenses of the funds (excluding taxes, interest, portfolio brokerage commissions and fees, and expenses of an extraordinary and non-recurring nature, but including the investment advisory fee) exceed 1 1/2% per annum of the average daily net assets of each fund (2% for the International Fund), the advisor will pay such excess by offsetting it against the advisory fee. If such offset is insufficient to cover the excess, any balance remaining will be paid directly by the advisor to each fund.

The current advisory agreements between the advisor and the funds will remain in effect from year to year if approved annually by: (1) the Board of Directors of each fund or by the vote of a majority of the outstanding voting securities of each fund, and (2) a vote of a majority of the directors who are not interested persons of the funds or the advisor, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be terminated without penalty at any time, on 60 days' written notice by: (1) the Board of Directors of each fund, (2) vote of a majority of the outstanding voting securities of each fund or (3) the advisor. The advisory agreement terminates automatically in the event of assignment.

In like manner, the current sub-advisory agreement will remain in effect from year to year if approved annually by the Board of Directors of the applicable funds or by the vote of a majority of the outstanding voting securities of those funds. The sub-advisory agreements may be terminated without penalty at any time, on 60 days' written notice, by: (1) the Board of Directors of the applicable fund, (2) vote of the majority of the outstanding voting securities of the applicable fund, (3) the sub-advisor, or (4) the advisor. The sub-advisory agreements terminate automatically in the event of assignment.

                                    Appendix
DIRECTORS AND OFFICERS

The directors and executive officers of each fund, their business addresses, positions with fund, age and their principal occupations during the past five years are as follows:

--------------------------------------------------------------------------------

 * KELLY D. CLEVENGER     Vice President, Lincoln National Life Insurance Co.
   Chairman of the Board,
   President and
   Director, age 44
   1300 S. Clinton Street
   Fort Wayne, IN 46802

-------------------------------------------------------------------------------

  JOHN B. BORSCH, JR.     Retired, formerly Associate Vice President--
  Director, age 63        Investments, Northwestern University
  1776 Sherwood Road
  Des Plaines, IL 60016

-------------------------------------------------------------------------------

  NANCY L. FRISBY, CPA    Regional Vice President/Chief Financial Officer
  Director, age 55        (formerly Vice President--Finance; Regional
  700 Broadway            Controller of Finance), St. Joseph Medical Center,
  Fort Wayne, IN 46802    Fort Wayne, Indiana

-------------------------------------------------------------------------------

 * BARBARA S. KOWALCZYK   Senior Vice President and Director, Corporate
   Director, age 45       Planning and Development, Lincoln National
   1300 S. Clinton St.    Corporation; Director, Lincoln Life and Annuity
   Fort Wayne, IN 46802   Company of New York (formerly Executive Vice
                          President, Lincoln Investment Management, Inc.)

-------------------------------------------------------------------------------

  STANLEY R. NELSON       Executive in Residence Program in Health Services
  Director, age 70        Administration, University of Minnesota, Minneapolis,
  420 Delaware St., S.E.  Minnesota (formerly President, Henry Ford Health Care
  Minneapolis, MN 55455   Corp., Detroit, Michigan)

-------------------------------------------------------------------------------

 * JANET C. WHITNEY       Vice President and Treasurer, Lincoln National Corp.
   Treasurer, age 48      (formerly Vice President and General Auditor)
   200 East Berry Street
   Fort Wayne, IN 46802

-------------------------------------------------------------------------------

 * CYNTHIA A. ROSE        Assistant Secretary, Lincoln National Life Insurance
   Secretary, age 42      Co.
   200 East Berry Street
   Fort Wayne, IN 46802

--------------------------------------------------------------------------------

* Interested persons of the funds, as defined in the 1940 Act. Directors' fees of $250 per meeting are paid by each fund to each director who is not an interested person of the fund. During 1996, each fund paid $1,250 in director's fees to each such director, plus out of pocket expenses to attend meetings. During 1996, the fund complex paid each of these directors aggregate fees of $13,750.

                                    Appendix

INVESTMENT POLICIES AND TECHNIQUES

OPTIONS AND FINANCIAL FUTURES TRADING
This discussion relates to the Bond, Growth and Income, Managed, Social Awareness and Special Opportunities Funds. Neither the International Fund nor the Money Market Fund has sought the authority to engage either in options or in futures trading. (NOTE: The Aggressive Growth, Capital Appreciation, Equity-Income and Global Asset Allocation Funds have their own respective discussions of the strategic portfolio transactions in which they may engage.)

OPTIONS TRADING

The fund may purchase or write (sell) options on financial instruments as a means of achieving additional return or hedging the value of the fund's portfolio. The fund may not purchase or write put or covered call options in an aggregate cost exceeding 30% of the value of its total assets. The fund would invest in options in standard contracts which may be quoted on NASDAQ, or on national securities exchanges. Currently options are traded on numerous securities and indices including, without limitation, the Standard and Poor's 100 Index (S&P 100), the Standard and Poor's 500 Index (S&P 500), and the NYSE Beta Index.

A. In General. Put and call options are generally short-term contracts with durations of nine months or less. The investment advisor will generally write covered call options when it anticipates declines in the market value of the portfolio securities and the premiums received may offset to some extent the decline in the fund's net asset value. On the other hand, writing put options may be a useful portfolio investment strategy when the fund has cash or other reserves and it intends to purchase securities but expects prices to increase.

Generally, the risk to the fund in writing options is that the investment advisor's assumption about the price trend of the underlying security may prove inaccurate. If the fund wrote a put, expecting the price of a security to increase, and it decreases, or if the fund wrote a call, expecting the price to decrease but it increased, the fund could suffer a loss if the premium received in each case did not equal the difference between the exercise price and the market price.

B. Call Options. The fund may write only call options which are covered, meaning that the fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in its portfolio. In addition, the fund will not, before the expiration of a call option, permit the call to become uncovered. If the fund writes a call option, the purchaser of the option has the right to buy (and the fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the fund by the purchaser of the option is the premium. The fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the fund were to effect a closing purchase transaction through the purchase of an equivalent option on an exchange. The fund would not be able to effect a closing purchase transaction after it had received notice of exercise.

In order to write a call option, the fund is required to deposit in escrow the underlying security or other assets in accordance with the rules of The Options Clearing Corp. (OCC) and the various exchanges. The fund may not purchase call options except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the fund for writing the option.

Generally, the investment advisor (the advisor) intends to write listed covered calls during periods when it anticipates declines in the market values of portfolio securities and the premiums received (net of transaction costs) may offset to some extent the decline in the fund's net asset value occasioned by such declines in market value. The advisor will generally not write listed covered call options when it anticipates that the market value of the fund's portfolio securities will increase.

If the advisor decides that at a price higher than the current value a portfolio security would be overvalued and should be sold, the fund may write a call option on the security at that price. Should the security subsequently reach that price and the option be exercised, the fund would, in effect, have increased the selling price of that security, which it would have sold at that price in any event, by the amount of the premium. In the event the market price of the security declined and the option were not exercised, the premium would offset all or some portion of that decline. It is possible, of course, that the price of the security could increase beyond the exercise price; in that event, the fund would forego the opportunity to sell the security at that higher price.

In addition, call options may be used as part of a different strategy in connection with sales of portfolio securities. If, in the judgment of the advisor, the market price of a security is overvalued and it should be sold, the fund may elect to write a call with an exercise price substantially below the current market price. So long as the value of the underlying security remains above the exercise price during the term of the option, the

                                    Appendix
option will be exercised, and the fund will be required to sell the security at the exercise price. If the sum of the premium and the exercise price exceeds the market price of the security at the time the call is written, the fund would, in effect, have increased the selling price of the security. The fund would not write a call under these circumstances if the sum of the premium and the exercise price were less than the current market price of the security.

In summary, a principal reason for writing calls on a securities portfolio is to attempt to realize, through the receipt of premium income, a greater return than would be earned on the securities alone. A covered call writer, such as the fund, which owns the underlying security has, in return for the premium, given up the opportunity for profit from a price increase in the underlying security above the exercise price, but has retained the risk of loss should the price of the security decline. Unlike one who owns securities not subject to a call, the fund as a call writer may be required to hold such securities until the expiration of the call option or until the fund engages in a closing purchase transaction at a price that may be below the prevailing market.

C. Put Options. The fund may also write put options. If the fund writes a put option, it is obligated to purchase a given security at a specified price at any time during the term of the option. The rules regarding the writing of put options are generally comparable to those described above with respect to call options.

Writing put options may be a useful portfolio investment strategy when the fund has cash or other reserves available for investment as a result of sales of fund shares or because the advisor believes a more defensive and less fully invested position is desirable in light of market conditions. If the fund wishes to invest its cash or reserves in a particular security at a price lower than current market value, it may write a put option on that security at an exercise price which reflects the lower price it is willing to pay. The buyer of the put option generally will not exercise the option unless the market price of the underlying security declines to a price near or below the exercise price. If the fund writes a put option, the price of the underlying security declines and the option is exercised, the premium, net of transaction charges, will reduce the purchase price paid by the fund for the security. Of course, the price of the security may continue to decline after exercise of the put options, in which event the fund would have foregone an opportunity to purchase the security at a lower price, or the option might never be exercised.

If, before the exercise of a put, the advisor determines that it no longer wishes to invest in the security on which the put has been written, the fund may be able to effect a closing purchase transaction on an exchange by purchasing a put of the same series as the one which it has previously written. The cost of effecting a closing purchase transaction may be greater than the premium received on writing the put option, and there is no guarantee that a closing purchase transaction can be effected. The fund may purchase put options only in connection with a closing transaction.

As with the writer of a call, a put writer generally hopes to realize premium income. The risk position of the fund as a put writer is similar to that of a covered call writer which owns the underlying securities. Like the covered call writer (who must bear the risk of the position in the underlying security), the fund as a put writer stands to incur a loss if and to the extent the price of the underlying security falls below the exercise price plus premium.

At the time a put option is written, the fund will be required to establish, and will maintain until the put is exercised or has expired, a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount which the fund will be obligated to pay upon exercise of the put. Principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date. In addition, there is no assurance that the fund will be able to effect a closing transaction at a favorable price. If the fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. If a substantial number of covered options written by the fund are exercised, the fund's rate of portfolio turnover could exceed historic levels. This could result in higher transaction costs, including brokerage commissions. The fund will pay brokerage commissions in connection with the writing and purchasing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

FUTURES CONTRACTS AND OPTIONS THEREON

A. In General. The fund may buy and sell financial futures contracts (futures contracts) and related options thereon solely for hedging purposes. The fund may sell a futures contract or purchase a put option on that futures contract to protect the value of the fund's portfolio in the event the investment advisor anticipates declining security prices. Similarly, if security prices are expected to rise, the fund may purchase a futures contract or a call option thereon. (For certain limited purposes, as explained later, the fund is also authorized to buy futures contracts on an unleveraged basis and not as an anticipatory hedge.)

The fund will not invest in futures contracts and options thereon if immediately thereafter the amount

                                    Appendix
committed to margins plus the amount paid or option premiums exceeds 5% of the fund's total assets. In addition the fund will not hedge more than 1/3 of its net assets.

B. Futures contracts. The fund may purchase and sell financial futures contracts (futures contracts) as a hedge against fluctuations in the value of securities which are held in the fund's portfolio or which the fund intends to purchase. The fund will engage in such transactions consistent with the fund's investment objective. Currently, futures contracts are available on Treasury bills, notes, and bonds as well as interest-rate and stock market indexes.

There are a number of reasons why entering into futures contracts for hedging purposes can be beneficial to the fund. First, futures markets may be more liquid than the corresponding cash markets on the underlying securities. Such enhanced liquidity results from the standardization of the futures contracts and the large transaction volumes. Greater liquidity permits a portfolio manager to effect a desired hedge both more quickly and in greater volume than would be possible in the cash market. Second, a desired sale and subsequent purchase can generally be accomplished in the futures market for a fraction of the transaction costs that might be incurred in the cash market.

The purpose of selling a futures contract is to protect the fund's portfolio from fluctuation in asset value resulting from security price changes. Selling a futures contract has an effect similar to selling a portion of the fund's portfolio securities. If security prices were to decline, the value of the fund's futures contracts would increase, thereby keeping the net asset value of the fund from declining as much as it otherwise might have. In this way, selling futures contracts acts as a hedge against the effects of declining prices. However, an increase in the value of portfolio securities tends to be offset by a decrease in the value of corresponding futures contracts.

Similarly, when security prices are expected to rise, futures contracts may be purchased to hedge against anticipated subsequent purchases of portfolio securities at higher prices. By buying futures, the fund could effectively hedge against an increase in the price of the securities it intends to purchase at a later date in order to permit the purchase to be effected in an orderly manner. At that time, the futures contracts could be liquidated at a profit if prices had increased as expected, and the fund's cash position could be used to purchase securities.

When a purchase or sale of a futures contract occurs, a deposit of high-quality, liquid securities called initial margin is made by both buyer and seller with a custodian for the benefit of the broker. Unlike other types of margin, a futures margin account does not involve any loan or borrowing but is merely a good faith deposit that must be maintained in a minimum amount of cash or U.S. Treasury bills. All futures positions, both long and short, are marked-to-market daily, with cash payments called variation margin being made by buyers and sellers to the custodian, and passed through to the sellers and buyers, to reflect daily changes in the contract values.

Most futures contracts are typically canceled or closed out before the scheduled settlement date. The closing is accomplished by purchasing (or selling) an identical futures contract to offset a short (or long) position. Such an offsetting transaction cancels the contractual obligations established by the original futures transaction. Other financial futures contracts call for cash settlements rather than delivery of securities.

If the price of an offsetting futures transaction varies from the price of the original futures transaction, the hedger will realize a gain or loss corresponding to the difference. That gain or loss will tend to offset the realized loss or gain on the hedged securities position, but may not always or completely do so.

The fund will not enter into any futures contract if, immediately thereafter, the aggregate initial margin for all existing futures contracts and options thereon and for premiums paid for related options would exceed 5% of the fund's total assets. The fund will not purchase or sell futures contracts or related options if immediately thereafter more than 1/3 of its net assets would be hedged.

C.Risks and limitations involved in futures hedging. There are a number of risks associated with futures hedging. Changes in the price of a futures contract generally parallel but do not necessarily equal changes in the prices of the securities being hedged. The risk of imperfect correlation increases as the composition of the fund's securities portfolio diverges from the securities that are the subject of the futures contract. Because the change in the price of the futures contract may be more or less than the change in the prices of the underlying securities, even a correct forecast of price changes may not result in a successful hedging transaction. Another risk is that the investment advisor could be incorrect in its expectation as to the direction or extent of various market trends or the time period within which the trends are to take place.

The fund intends to purchase and sell futures contracts only on exchanges where there appears to be a market in such futures sufficiently active to accommodate the volume of its trading activity. There can be no assurance that a liquid market will always exist for any particular contract at any particular time. Accordingly, there can be no assurance that it will always be possible to close a futures position when such closing is desired and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been sold to hedge

                                    Appendix
portfolio securities, such securities will not be sold until the offsetting futures contracts can be executed. Similarly, in the event futures have been bought to hedge anticipated securities purchases, such purchases will not be executed until the offsetting futures contracts can be sold.

Successful use of futures contracts by the fund is also subject to the ability of the investment advisor to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. For example, if the fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and prices of such securities increase instead, the fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sale of securities may be, but will not necessarily be, at increased prices that reflect the rising market. The fund may have to sell securities at a time when it is disadvantageous to do so. Where futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest its cash in an orderly fashion, it is possible that the market may decline instead; if the fund then concludes not to invest in securities at that time because of concern as to possible further market decline or for other reasons, the fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The selling of futures contracts by the fund and use of related transactions in options on futures contracts (discussed later) are subject to position limits, which are affected by the activities of the investment advisor.

The hours of trading of futures contracts may not conform to the hours during which the fund may trade securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures markets.

Pursuant to Rule 4.5 under the Commodity Exchange Act, investment companies registered under the 1940 Act are exempted from the definition of commodity pool operator in the Commodity Exchange Act, subject to compliance with certain conditions. The exemption is conditioned upon a requirement that all of the investment company's commodity futures transactions constitute bona fide hedging transactions (except on an unleveraged basis, as described in (F.) With respect to long positions assumed by the fund, the fund will segregate with its custodian an amount of cash and other assets permitted by Commodity Futures Trading Commission (CFTC) regulations equal to the market value of the futures contracts and thereby insure that the use of futures contracts is unleveraged. The fund will use futures in a manner consistent with these requirements.

D. Options on futures contracts. The fund only intends to engage in options on futures contracts for bona fide hedging purposes in compliance with CFTC regulations. An option on a futures contract gives the purchaser the right, but not the obligation, to assume a position in a futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (which position may be a long or short position). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

The holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial and variation margin with respect to put and call options on futures contracts written by it pursuant to the fund's futures commissions merchants' requirements similar to those applicable to the futures contracts themselves, described previously.

E. Risks of futures transactions. The fund's successful use of futures contracts and options thereon depends upon the ability of its investment advisor to predict movements in the securities markets and other factors affecting markets for securities and upon the degree of correlation between the prices of the futures contracts and the prices of the securities being hedged. As a result, even a correct forecast of price changes may not result in a successful hedging transaction. Although futures contracts and options thereon may limit the fund's exposure to loss, they may also limit the fund's potential for capital gains. For example, if the fund has hedged against the possibility of decrease in prices which would adversely affect the price of securities in its portfolio and prices of such securities increase instead, the fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. Although the fund will enter into futures contracts only where there appears to be a liquid market, there can be no assurance that such liquidity will always exist.

                                    Appendix

F. The fund also is authorized, subject to the limitations set out in the Prospectus, to purchase futures contracts on an unleveraged basis, when not intended as an anticipatory hedge. When a contract is purchased on this basis the investment company establishes a segregated account, composed of cash and/or cash equivalents, equal to the total value of the contract (less margin on deposit). As with other futures trading, these purchases must not be for speculative purposes.

The ability to engage in these purchases on an unleveraged basis can significantly decrease transaction costs to the funds in certain instances. For example, if an inordinately large deposit should occur on a single day, the sheer volume of securities purchases required for that day may place the fund at a market disadvantage by requiring it to purchase particular securities in such volume that its own buying activity could cause prices to increase. In addition, if this deposit had involved market-timing' and as a result there subsequently were an oversized withdrawal, the fund could again suffer market disadvantage, this time because the volume of sales could, for the same reason, force prices of particular securities to decrease. The fund, by buying a futures contract (followed by the appropriate closing transaction) instead of purchasing securities could achieve considerable savings in transaction costs without departing from fund objectives. Furthermore, as stated in (C.), price changes in a futures contract generally parallel price changes in the securities that the fund might otherwise have purchased. Thus, purchase of a futures contract on an unleveraged basis allows the fund to comply with its objective while at the same time achieving these lower transaction costs.

VALUATION OF PORTFOLIO SECURITIES

SHORT-TERM INVESTMENTS. For funds (other than the Money Market Fund) that own short-term investments which mature in less than 60 days, these instruments are valued at amortized cost. Such securities acquired with a remaining maturity of 61 days or more are valued at their fair value until the sixty-first day prior to maturity; thereafter, their cost for valuation purposes is deemed to be their fair value on such sixty-first day.

OPTIONS TRADING. For those funds engaging in options trading, fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The fund's net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

FUTURES CONTRACTS AND OPTIONS THEREON. For those funds buying and selling futures contracts and related options thereon, the futures contracts and options are valued at their daily settlement price.

FOREIGN SECURITIES. For funds investing in foreign securities, the value of a foreign portfolio security held by a fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, that fund's portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the fund's assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of fund shares on days when the investor has no access to the fund. There are more detailed explanations of these circumstances in the SAI for the various funds. See the Preface to this Prospectus booklet for information about how to obtain a copy of the SAI booklet.

LENDING OF PORTFOLIO SECURITIES

As described in the Prospectus, the funds may from time to time lend securities from their portfolios to brokers, dealers and financial institutions and receive collateral from the borrower, in the form of cash (which may be invested in short-term securities), U.S. Government obligations or certificates of deposit. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities, and will be in the actual or constructive possession of the particular fund during the term of the loan. The fund will maintain the incidents of ownership of the loaned securities and will continue to be entitled to the interest or dividends payable on the loaned securities. In addition, the fund will receive interest on the amount of the loan. The loans will be terminable by the fund at any time and will not be made to any affiliates of the fund or the advisor. The fund may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral or the loaned securities should the borrower of securities fail financially. However, loans of portfolio securities will be made to firms deemed by the advisor to be creditworthy.

                                    Appendix

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

The funds may make short-term investments in repurchase agreements. A repurchase agreement typically involves the purchase by the fund of securities (U.S. Government or other money market securities) from a financial institution such as a bank, broker-dealer or savings and loan association, coupled with an agreement by the seller to repurchase the same securities from the fund at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price to the fund and the resale price to the seller represents the interest earned by the fund which is unrelated to the coupon rate or maturity of the purchased security. If the seller defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement declines, or the fund may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. The Board of Directors of the funds or its delegate will evaluate the creditworthiness of all entities, including banks and broker-dealers, with which they propose to enter into repurchase agreements. These transactions will be fully collateralized; and the collateral for each transaction will be in the actual or constructive possession of the particular fund during the terms of the transaction, as provided in the agreement.

In a reverse repurchase agreement, the fund involved sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the funds will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties that the advisor or sub-advisor deems creditworthy. Reverse repurchase agreements are considered to be borrowing transactions, and thus are subject to the fund's limitation on borrowing. Not every fund is authorized to enter into reverse repurchase agreements.

CUSTODIAN

All securities, cash and other similar assets of the Bond, Growth and Income, Managed, Money Market, Social Awareness and Special Opportunities Funds are currently held in custody by Bankers Trust Co., 14 Wall Street, 4th Floor, New York, New York 10005. Bankers Trust agreed to act as custodian for each fund pursuant to a Custodian Agreement dated June 17, 1985 (March 10, 1986 for the Social Awareness Fund). It is anticipated that in the future the custodian for each of these funds will be changed to The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York, 11245. This change is not expected to result in any material variation in the custodial services currently provided to these funds.

All securities, cash and other similar assets of the Aggressive Growth, Capital Appreciation, Equity-Income, Global Asset Allocation and International Funds are held in custody by State Street Bank and Trust Co., 225 Franklin Street, Boston, Massachusetts 02110. State Street agreed to act as custodian for these funds pursuant to Custodian Contracts effective July 21, 1987 for the Global Asset Allocation Fund, April 29, 1991 for the International Fund, and December 6, 1993 for the other three funds.

Under these Agreements, the respective custodians shall (1) receive and disburse money; (2) receive and hold securities; (3) transfer, exchange, or deliver securities; (4) present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; (5) cause escrow and deposit receipts to be executed; (6) register securities; and
(7) deliver to the funds proxies, proxy statements, etc.

INDEPENDENT AUDITORS

Each fund's Board of Directors has engaged Ernst & Young LLP, 2300 Fort Wayne National Bank Building, Fort Wayne, Indiana 46802, to be the independent auditors for the fund. In addition to the audit of the 1996 financial statements of the funds, other services provided include review and consultation connected with filings of annual reports and registration statements with the Securities and Exchange Commission (SEC); consultation on financial accounting and reporting matters; and meetings with the Audit Committee.

FINANCIAL STATEMENTS

The financial statements for the funds are incorporated by reference to the funds' 1996 Annual Report. We will provide a copy of the Annual Report on request and without charge. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call: 1-800-4LINCOLN (452-6265).

                                    Appendix

BOND AND COMMERCIAL PAPER RATINGS

Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's Corp.

MOODY'S INVESTORS SERVICE, INC.
Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

STANDARD & POOR'S CORP.
AAA -- This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S INVESTORS SERVICE, INC.
Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1 -- Highest Quality;
Prime 2 -- Higher Quality;
Prime 3 -- High Quality.

(The fund will not invest in commercial paper rated Prime 3).

STANDARD & POOR'S CORP.
A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment

                                    Appendix
of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A Categories, as follows:

 A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The fund will not invest in commercial paper rated A-3).

 A - 1 this designation indicates that the degree of safety regarding timely payment is very strong.

 A - 2 Capacity for timely payment on issues with this designation is strong.
    However, the relative degree of safety is not overwhelming as for issues designated A-1.

U.S. GOVERNMENT OBLIGATIONS

Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of two to ten years and Treasury bonds generally have a maturity of greater than ten years.

Various agencies of the U.S. Government issue obligations. Some of these securities are supported by the full faith and credit of the U.S. Treasury (for example those issued by Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority).

Obligations of instrumentalities of the U.S. Government are supported by the right of the issuer to borrow from the Treasury (for example, those issued by Federal Farm Credit Banks, Federal Home Loan Bank, Federal Home Loan Mortgage Corp., Federal Intermediate Credit Banks, Federal Land Bank and the U.S. Postal Service). Obligations supported by the credit of the instrumentality include securities issued by government-sponsored corporations whose stock is publicly held (for example, the Federal National Mortgage Association, and the Student Loan Marketing Association). There is no guarantee that the government will support these types of securities, and therefore they may involve more risk than other government obligations.

TAXES

Each fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986, as amended (the code). If a fund qualifies as a regulated investment company and complies with the provisions of the code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from Federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies. In addition, to qualify as a regulated investment company each fund must derive less than 30% of its gross income from the sale or other disposition of securities held for less than three months. In order to meet these requirements, a fund may be required to defer disposing of certain futures contracts and underlying securities beyond the time when it might otherwise be advantageous to do so. Specifically, these requirements may limit a fund's ability to (a) sell securities held for less than three months; (b) effect closing transactions on futures contracts entered into less than three months previously; (c) enter into futures contracts for a period of less than three months; and (d) enter into futures contracts on securities held for less than the long-term capital gains holding period. Further, for purposes of the 30% test, increases (and decreases) in the value of positions that are part of a designated hedge (as defined in the code) are netted.

The Federal tax laws impose a 4% nondeductible excise tax on each regulated investment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws, unless certain exceptions apply. Each fund intends to comply with such distribution requirements or qualify under one or more exceptions, and thus does not expect to incur the 4% nondeductible excise tax.

Since the sole shareholder of each fund will be Lincoln Life, no discussion is stated herein as to the Federal income tax consequences at the shareholder level.

The discussion of Federal income tax considerations in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the code and Treasury Regulations

                                    Appendix
currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These interpretations can be changed at any time. The above discussion covers only Federal tax considerations with respect to the fund. State and local taxes vary.

STATE REQUIREMENTS

The California Department of Insurance has established the following guidelines for an underlying portfolio of a variable account. The funds intend to comply with these guidelines:

BORROWING

The borrowing limit for any fund is 33 1/3 percent of total assets. Entering into a reverse repurchase agreement shall be considered "borrowing" as that term is used herein.

FOREIGN INVESTMENTS -- DIVERSIFICATION

The diversification guidelines to be followed by international and global funds are as follows:

a. An international fund or a global fund is sufficiently diversified if it is invested in a minimum of three different countries at all times, and has invested no more than 50 percent of total assets in any one second-tier country and no more than 25 percent of total assets in any one third-tier country. First-tier countries are: Germany, the United Kingdom, Japan, the United States, France, Canada, and Australia. Second-tier countries are all countries not in the first or third tier. Third-tier countries are countries identified as "emerging" or "developing" by the International Bank for Reconstruction and Development ("World Bank") or International Finance Corporation.

b. A regional fund is sufficiently diversified if it is invested in a minimum of three countries. The name of the fund must accurately describe the fund.

c.  The name of a single country fund must accurately describe the fund.

d.  An index fund must substantially mirror the index.

DERIVATIVE TRANSACTIONS-DEFINITIONS

The Prospectus for each fund and the uniform Appendix for the Prospectus booklet discuss the type of derivative transactions in which the funds may engage and the risks typically associated with many derivative transactions. Here are some definitions for the derivatives listed in the Appendix:

OPTION. A contract which gives the fund the right, but not the obligation, to buy or sell specified securities at a fixed price before or at a designated future date. If the contract allows the fund to buy securities, it is a call option; if to sell, it is a put option. It is common practice in options trading to terminate an outstanding option contract by entering into an offsetting transaction known as a closing transaction; as a result of which the fund would either pay out or receive a cash settlement. This is discussed below.

CURRENCY OPTION. Discussed later.

FIXED INCOME OPTION. One based on a fixed-income security, such as a corporate or government bond.

INDEX OPTION. One based on the value of an index which measures the fluctuating value of a basket of pre-selected securities.

STOCK (EQUITY) OPTION. One based on the shares of stock of a particular company.

OPTION ON A FUTURES CONTRACT. Discussed later.

SWAP. A financial transaction in which the fund and another party agree to exchange streams of payments at periodic intervals under a predetermined set of occurrences related to the price, level, performance or value of one or more underlying securities, and pegged to a reference amount known as the notional amount. A swap is normally used to change the market risk associated with a loan or bond borrowing from one interest rate base (fixed term or floating rate) or currency of one denomination to another.

EQUITY SWAP. One which allows the fund to exchange the rate of return (or some portion of the rate) on its portfolio stocks (an individual share, a basket or index) for the rate of return on another equity or non-equity investment.

INTEREST RATE SWAP. One in which the fund and another party exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another).

Related transactions to interest rate swaps:

a. Cap. A contract for which the buyer pays a fee, or premium, to obtain protection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter.

                                    Appendix

b. Floor. A contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

c. Collar. An arrangement to simultaneously purchase a cap and sell a floor, in order to maintain interest rates within a defined range. The premium income from the sale of the floor reduces or offsets the cost of buying the cap.

d. Corridor. An agreement to buy a cap at one interest rate and sell a cap at a higher rate.

SWAPTION. An option to enter into, extend, or cancel a swap.

FUTURES CONTRACT. A contract which commits the fund to buy or sell a specified amount of a financial instrument at a fixed price on a fixed date in the future. Futures contracts are normally traded on an exchange and their terms are standardized, which makes it easier to buy and sell them.

INTEREST RATE FUTURES (AND OPTIONS ON THEM). Futures contracts pegged to U.S. and foreign fixed-income securities, debt indices and reference rates.

STOCK INDEX FUTURES. Futures contracts based on an index of pre-selected stocks, with prices based on a composite of the changes to the prices of the individual securities in the index (e.g., S&P 500).

OPTION ON A FUTURES CONTRACT. An option taken on a futures position.

FORWARD CONTRACT. An over-the-counter, individually-tailored futures contract.

FORWARD RATE AGREEMENT (FRA). A contract in which the fund and another party agree on the interest rate to be paid on a notional deposit of specified maturity at a specific future time. Normally, no exchange of principal is involved; the difference between the contracted rate and the prevailing rate is settled in cash.

CURRENCY CONTRACT. A contract entered into for the purpose of reducing or eliminating an anticipated rise or drop in currency exchange rates over time.

CURRENCY FUTURES. Futures contracts on foreign currencies. Used to hedge the purchase or sale of foreign securities.

CURRENCY OPTION. An option taken on foreign currency.

CURRENCY SWAP. A swap involving the exchange of cash flows and principal in one currency for those in another, with an agreement to reverse the principal swap at a future date.

CROSS-CURRENCY INTEREST RATE SWAP. A swap involving the exchange of streams of interest rate payments (but not necessarily principal payments) in different currencies and often on different interest bases (e.g., fixed Deutsche Mark against floating dollar, but also fixed Deutsche Mark against fixed dollar).

FORWARD CURRENCY CONTRACT. A contract to lock in a currency exchange rate at a future date, to eliminate risk of currency fluctuation when the time comes to convert from one currency to another.

This page was intentionally left blank.



                                   Position,                   Other Substantial Business
                                   Investment                  Profession, Vocation or
      Name                         Adviser                     Employment; Address
      ----                         ----------                  --------------------------

David A. Berry                     Vice President              Vice President, Lincoln National
                                                               Income Fund, Inc. and Lincoln
                                                               National Convertible Securities
                                                               Fund, Inc., Second Vice
                                                               President, Lincoln Life & Annuity
                                                               Company of New York, 200 East
                                                               Berry Street Fort Wayne, Indiana
                                                               46802

JoAnn E. Becker                    Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Dennis A. Blume                    Senior Vice President       200 East Berry Street,
                                   (formerly Executive         Fort Wayne, Indiana  46802
                                   Vice President) and
                                   Director

Anne E. Bookwalter                 Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Philip C. Byrde                    Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Steven R. Brody                    Senior Vice President       President and Director, Lincoln
                                   and Director (formerly      National Realty Corporation;
                                   Executive Vice              Vice President, The Lincoln
                                   President)                  National Life Insurance Company,
                                                               and Lincoln Advisor Funds, Inc.,
                                                               200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Patrick R. Chasey                  Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Garrett W. Cooper                  Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

David C. Fischer                   Vice President              Vice President, Lincoln National
                                                               Income Fund, Inc.,
                                                               200 East Berry Street,
                                                               Fort Wayne, Indiana 46802

Luc N. Girard                      Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Donald P. Groover                  Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

William N. Holm, Jr.               Vice President              Vice President and Director,
                                                               Lincoln National Mezzanine Corporation,
                                                               200 East Berry Street,
                                                               Fort Wayne, Indiana 46802

Jennifer C. Hom                    Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

                                       Position,                          Other Substantial Business
                                       Investment                         Profession, Vocation or
     Name                              Adviser                            Employment; Address
     ----                              ----------                         -------------------------
John A. Kellogg                        Vice President                     Vice President, Lincoln National
                                                                          Realty Corporation,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Timothy H. Kilfoil                     Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Lawrence T. Kissko                     Vice President                     Vice President and Director,
                                       (Formerly Senior                   Lincoln National Realty
                                       Vice President)                    Corporation; Vice President,
                                                                          The Lincoln National Life
                                                                          Insurance Company,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Walter M. Korinke                      Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Lawrence M. Lee                        Vice President                     Vice President, Lincoln National
                                       (formerly Second                   Realty Corporation,
                                       Vice President)                    200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Harold F. McElraft Jr.                 Vice President                     Vice President and Chief
                                                                          Financial Officer, Lincoln
                                                                          National Investment Companies,
                                                                          Inc; Vice President and
                                                                          Treasurer, Lincoln National
                                                                          Income Fund, Inc., Lincoln
                                                                          National Convertible Securities
                                                                          Fund, Inc.,
                                                                          200 East Berry Street,
                                                                          Fort Wayne Indiana  46802

H. Thomas McMeekin                     President and                      President and Director, Lincoln National
                                       Director (formerly                 Convertible Securities Fund, Inc., Lincoln
                                       Executive Vice                     National Income Fund, Inc.; President,
                                       President, and Senior              Chief Executive Officer and Director,
                                       Vice President)                    Lincoln National Mezzanine Corporation;
                                                                          Executive Vice President and Chief
                                                                          Investment Officer, Lincoln National
                                                                          Corporation; Director, Delaware Management
                                                                          Holdings, Inc., Lincoln National (China) Inc.,
                                                                          Lincoln National (India) Inc., Lincoln National
                                                                          Investment Companies, Inc., Lincoln National
                                                                          Realty Corporation, Lynch & Mayer, Inc., Vantage
                                                                          Global Advisors, Lincoln National Life Insurance
                                                                          Company,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana  46802

Marybeth Montgomery                    Vice President                     Second Vice President,
                                                                          Lincoln National Realty
                                                                          Corporation,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana  46802

John David Moore                       Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Oliver H. G. Nichols                   Senior Vice President              Vice President, Lincoln
                                                                          National Realty Corporation,
                                                                          Lincoln National Life Insurance Company
                                                                          1300 South Clinton Street,
                                                                          Fort Wayne Indiana  46802

David C. Patch                         Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Joseph T. Pusateri                     Vice President                     Vice President, Lincoln National
                                                                          Realty Corporation,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Gregory E. Reed                        Vice President                     Second Vice President,
                                                                          Lincoln Life & Annuity Company of
                                                                          New York,
                                                                          200 East Berry Street
                                                                          Fort Wayne, Indiana,  46802

                           Position,                    Other Substantial Business
                           Investment                   Profession, Vocation or
     Name                  Adviser                      Employment; Address
     ----                  ----------                   --------------------------
Bill L. Sanders            Vice President

Roy D. Shimer              Assistant Vice President     200 East Berry Street, Fort
                           (formerly Vice President)    Wayne, Indiana 46802

Milton W. Shuey            Vice President               Vice President, Lincoln
                                                        Investment Management, Inc.,
                                                        200 East Berry Street, Fort
                                                        Wayne, Indiana 46802

Gerald M. Weiss            Vice President               200 East Berry Street, Fort
                           (formerly Second             Wayne, Indiana 46802
                           Vice President)

Janet C. Whitney           Vice President and           Vice President and Treasurer,
                           Treasurer                    The Financial Alternative, Inc.
                                                        Financial Alternative Resources, Inc.
                                                        Financial Choices, Inc.
                                                        Financial Investment Services, Inc.
                                                        Financial Investment Inc.
                                                        The Financial Resources Department
                                                        Investment Alternatives, Inc.
                                                        The Investment Center, Inc.
                                                        The Investment Group, Inc.
                                                        The Richard Leahy Corporation
                                                        Lincoln Financial Group, Inc.
                                                        Lincoln Life Improved Housing, Inc.
                                                        LNC Administrative Services Corporation
                                                        LNC Equity Sales Corporation
                                                        Lincoln National Aggressive Growth Fund, Inc.
                                                        Lincoln National Bond Fund, Inc.
                                                        Lincoln National Capital Appreciation Fund, Inc.
                                                        Lincoln National (China) Inc.
                                                        Lincoln National Corporation
                                                        Lincoln National Equity-Income Fund, Inc.
                                                        Lincoln National Global Asset Allocation Fund, Inc.
                                                        Lincoln National Growth and Income Fund, Inc.
                                                        Lincoln National Health & Casualty Insurance Company
                                                        Lincoln National (India) Inc.
                                                        Lincoln National Intermediaries, Inc.
                                                        Lincoln National International Fund, Inc.
                                                        The Lincoln National Life Insurance Company
                                                        Lincoln National Managed Fund, Inc.
                                                        Lincoln National Management Services, Inc.
                                                        Lincoln National Mezzanine Corporation
                                                        Lincoln National Money Market Fund, Inc.
                                                        Lincoln National Realty Corporation
                                                        Lincoln National Reassurance Company
                                                        Lincoln National Reinsurance Company (Barbados) Limited
                                                        Lincoln National Reinsurance Company Limited
                                                        Lincoln National Risk Management, Inc.
                                                        Lincoln National Social Awareness Fund, Inc.
                                                        Lincoln National Special Opportunities Fund, Inc.
                                                        Lincoln National Structured Settlement, Inc.
                                                        Lincoln National Variable Annuity Fund A
                                                        Old Fort Insurance Company, Ltd.
                                                        Personal Financial Resources, Inc.
                                                        Special Pooled Risk Administrators, Inc.
                                                        Underwriters & Management Services, Inc.
                                                        Treasurer and Assistant Secretary,
                                                             Lincoln National Foundation, Inc.

                                                        Treasurer,
                                                             Lincoln National Investment Companies, Inc.
                                                             Lincoln National Underwriting Services, Ltd.
                                                             Professional Financial Planning, Inc.; Assistant Treasurer,
                                                             First Penn-Pacific Life Insurance Company,
                                                             200 East Berry Street,
                                                             Fort Wayne, Indiana 46802

C. Suzanne Womack          Secretary                    Vice President and Assistant Secretary, Lincoln National
                                                        Corporation and The Lincoln National Life Insurance Company;
                                                        Secretary, Lincoln Advisor Funds, Inc.; Lincoln National
                                                        Aggressive Growth Fund, Inc.; Lincoln National Capital
                                                        Appreciation Fund, Inc. Lincoln National Equity-Income Fund,
                                                        Inc.; Lincoln National Growth Fund, Inc.; Lincoln National

                                              Position,                Other Substantial Business
                                              Investment               Profession, Vocation or
    Name                                      Adviser                  Employment; Address
    ----                                      ----------               --------------------------
C. Suzanne Womack (Con't)                                              International Fund, Inc.; Lincoln
                                                                       National Managed Fund, Inc.;
                                                                       Lincoln National Money Market
                                                                       Fund, Inc.; Lincoln National
                                                                       Putnam Master Fund; Lincoln
                                                                       National Social Awareness Fund,
                                                                       Inc.; Lincoln National Special
                                                                       Opportunities Fund, Inc.; Lincoln
                                                                       National Variable Annuity Fund A;
                                                                       Lincoln National Variable Annuity
                                                                       Fund B, 200 East Berry Street,
                                                                       Fort Wayne, Indiana 46802



                          PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      a)   Financial Statements:

      (1)  Part A.
           ------

   The financial highlights of Lincoln National International Fund, Inc. (the
Fund) for the years ended December 31, 1996, 1995, 1994, 1993, 1992, and for the period from May 1, 1991 to December 31, 1991 are incorporated by reference to Pages 53-54 of the Fund's 1996 Annual Report.

   Part B.
   ------

  The following financial statements of the Fund are incorporated by reference to pages 31-33, 42-52 and 55 of the Fund's 1996 Annual Report:

        - Statement of Net Assets -- December 31, 1996

        - Statement of Operations -- Year Ended December 31, 1996

        - Statements of Changes in Net Assets -- Years Ended December 31, 1996 and 1995

        - Notes to Financial Statements -- December 31, 1996


In total, only pages 31-33, and 42-55 of the Fund's 1996 Annual Report are incorporated by reference into this Registration Statement. No other pages of that Report are incorporated by reference.

(2) Schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the required information is included in the financial statements, and therefore have been omitted.


  b)  Exhibits:

   1    - Articles Supplementary

   5    - Sub-Advisory Agreement between Lincoln National Investment Management
          Company and Clay Finlay Inc. dated August 29, 1996

   6    - Specimen Agent's Contract

   8    - Custody Fee Schedule

   9(b) - Services Agreement between Alamo Direct Mail Services, Inc. and
          Lincoln Life dated September 18, 1996.

   9(d) - Services Agreement between Lincoln National
          Life Insurance Company, Delaware Management
          Holding Companies, Inc. and Delaware Services
          Company Inc. dated August 15, 1996

  11    - Consent of Ernst & Young LLP, Independent Auditors

  17(a) - Financial Data Schedule

  19    - Memorandum Concerning Books and Records


We have no changes to report to Exhibits 2-4, 7, 10 and 12-16. These exhibits are incorporated by reference to the Registration Statement (File No. 33-38335) including all amendments and/or post-effective amendments.

Item 25. Persons Controlled by or Under Common Control with Registrant


See "Management of the Fund," "Purchase of Securities Being Offered," and "Description of Shares" in the Prospectus forming Part A of this Registration Statement and "Investment Adviser and Sub-Adviser" in the Statement of Additional Information forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment to the Registration Statement, The Lincoln National Life Insurance Company (Lincoln Life), for its Variable Annuity Account C and its Variable Life Account K, is the sole shareholder in the Fund.


No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 15(a) to the Form N-4 Registrant Statement filed by Lincoln National Variable Annuity Account
C (File No. 33-25990), and is incorporated by reference into this Registration Statement.

Item 26. Number of Holders of Securities

As of April 1, 1997, there was one record holder of common stock, $.01 par value per share.


Item 27. Indemnification


  See prior filings.


Item 28. Business and Other Connections of Investment Adviser


     Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment, is hereby incorporated by reference from the section captioned "Management of the Fund" in the Prospectus forming Part A of this Registration Statement, the section captioned "Investment Adviser and Sub-Adviser" in the Statement of Additional Information forming Part B of this Registration Statement, and
     Item 7 of Part II of Lincoln Investment's Form ADV filed separately with the Commission (File No. 801-5098). Information pertaining to any business and other connections of Registrant's sub-investment adviser, Clay Finlay Inc. ("Clay Finlay") is incorporated by reference from the section of the Prospectus captioned "Management of the Fund," the section of the Statement of Additional Information captioned "Investment Adviser and Sub-Adviser," and Item 7 of Part II of Clay Finlay's Form ADV filed separately with the Commission (File No. 801-17316).

     The other businesses, professions, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of Lincoln Investment and Clay Finlay are hereby incorporated by reference, respectively, from Schedules A and D of Lincoln Investment's Form ADV and from Schedules A and D of Clay Finlay's Form ADV.

a) As of February 1, 1997, the officers and/or directors of the Investment Adviser held the following positions:

b)  The Sub-Adviser.

As of April 7, 1997, the officers and/or directors of the sub-advisor held the following positions:

                        Clay Finlay, Inc.
                      Officers and Directors

              Francis Finlay               Co-Chairman
              John P. Clay                 Co-Chairman
              Frances Dakers               Principal
              Robert Schletter             Principal
              William O'Donnell            Treasurer

Item 29. Principal Underwriters

Not applicable.

Item 30. Location of Accounts and Records

See Exhibit 19.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a)-(d)  See Prior Filings.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Wayne, and State of Indiana, on the 16th day of April, 1997.

                                        LINCOLN NATIONAL
                                        INTERNATIONAL FUND, INC.


                                        By /s/ Kelly D. Clevenger
                                           ----------------------------
                                           Kelly D. Clevenger
                                           President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                           Date
---------                       -----                           ----

/s/ Kelly D. Clevenger          Chairman of the Board,          April 16, 1997
---------------------------     President and Director
Kelly D. Clevenger              (Principal Executive Officer)

*                               Director                        April 16, 1997
---------------------------
John B. Borsch, Jr.

*                               Director                        April 16, 1997
---------------------------
Stanley R. Nelson

***                             Director                        April 16, 1997
---------------------------
Barbara S. Kowalczyk

**                              Director                        April 16, 1997
---------------------------
Nancy L. Frisby

/s/ Lantz M. Mintch             Chief Accounting Officer        April 16, 1997
---------------------------     (Principal Accounting
Lantz M. Mintch                 Officer)

/s/ Janet C. Whitney            Vice President and              April 16, 1997
---------------------------     Treasurer (Principal
Janet C. Whitney                Financial Officer)

*By /s/ Jeremy Sachs            pursuant to a Power of Attorney filed with the
    -----------------------     initial Registration Statement on Form N-1A.
    Jeremy Sachs

**By /s/ Jeremy Sachs           pursuant to a Power of Attorney filed with Post-
     ----------------------     Effective Amendment No. 4 to this Registration
     Jeremy Sachs               Statement.

***By /s/ Jeremy Sachs          pursuant to a Power of Attorney filed with Post-
      ---------------------     Effective Amendment No. 4 to this Registration
      Jeremy Sachs              Statement.

                          Exhibit Index to Form N-1A
                          --------------------------


Exhibit Number             Description
--------------             -----------

       1                   Articles Supplementary

       5 Sub-Advisory Agreement between Lincoln National Investment Management Company and Clay Finlay Inc. dated August 29, 1996

       6                   Specimen Agent's Contract

       8                   Custody Fee Schedule

       9(b) Services Agreement between Alamo Direct Mail Services, Inc. and Lincoln Life dated September 18, 1996.

       9(d) Services Agreement between Lincoln National Life Insurance Company, Delaware Management Holding Companies, Inc. and Delaware Services Company Inc. dated August 15, 1996

      11                   Consent of Ernst & Young LLP,
                           Independent Auditors

      17(a)                Financial Data Schedule

      19                   Memorandum Concerning
                           Books and Records